Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$100	$98,713
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 04/15/24)	2,990	2,976,279
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 05/16/24)	850	842,353
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 02/15/25)	1,000	983,484

Total Asset-Backed Securities — 0.3%
(Cost: $4,942,076)		4,900,829

Collaterized Mortgage Obligations

Financial — 0.1%
Wells Fargo Commercial Mortgage Trust, 4.17%, 05/15/51	1,000	1,095,248

Mortgage-Backed Securities — 1.1%
BANK, Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	850	900,706
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	670	665,884
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	112,738
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	274,299
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 03/10/28)	250	275,996
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	107,452
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	1,200	1,164,462
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	800	789,648
CD Mortgage Trust, 3.35%, 11/10/49 (Call 09/10/26)	2,300	2,408,804
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.40%, 07/10/45(a)	300	312,124
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	619,951
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	760,451
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	143	145,447
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	264,365
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	104,474
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50.	1,500	1,577,545
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	63	64,630
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	100	105,458
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	250	268,193
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	529,060
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	88,311
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	$1,115	$1,154,992
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	441,154
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	465,262
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	765	787,667
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	537,883
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	1,078,466
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	2,157,098
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	130	132,728
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	86	86,341
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	669,818
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	225,451
		19,276,858
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $20,826,653)		20,372,106

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	30	42,403
WPP Finance 2010, 3.75%, 09/19/24	597	635,506
		677,909
Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	302	315,004
3.83%, 04/27/25 (Call 01/27/25)	115	123,231
4.40%, 06/15/28 (Call 03/15/28)	357	403,538
4.85%, 04/27/35 (Call 10/27/34)	193	238,403
5.05%, 04/27/45 (Call 10/27/44)	97	129,015
6.15%, 12/15/40	19	27,348
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	96,521
2.25%, 07/01/30 (Call 04/01/30)	102	101,940
2.38%, 03/15/32 (Call 12/15/31)	185	185,372
2.65%, 11/01/26 (Call 08/01/26)	25	26,232
2.82%, 09/01/51 (Call 03/01/51)	50	48,875
3.03%, 03/15/52 (Call 09/15/51)	195	198,545
3.13%, 05/04/27 (Call 02/04/27)	82	87,294
3.13%, 07/01/50 (Call 01/01/50)	21	21,837
3.75%, 11/01/46 (Call 05/01/46)	65	73,558
3.95%, 08/16/25 (Call 06/16/25)	145	157,207
4.05%, 05/04/47 (Call 11/04/46)	147	174,385
4.13%, 11/16/28 (Call 08/16/28)	161	181,218
4.15%, 05/15/45 (Call 11/16/44)	140	166,775
4.35%, 04/15/47 (Call 10/15/46)	145	178,979
4.45%, 11/16/38 (Call 05/16/38)	90	110,006
4.50%, 06/01/42	258	320,196

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.63%, 11/16/48 (Call 05/16/48)	$184	$238,955
4.70%, 12/15/41	12	15,100
4.80%, 12/15/43 (Call 06/15/43)	12	15,335
4.88%, 10/15/40	35	45,004
		3,679,873
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	198	206,718
3.25%, 03/27/30 (Call 12/27/29)	168	183,317
3.75%, 09/15/47 (Call 03/15/47)	34	40,943
4.02%, 04/16/43	8	9,705
4.50%, 03/15/49 (Call 09/15/48)	55	73,348
4.54%, 03/26/42	42	54,404
5.94%, 10/01/32	42	56,293
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	40	40,390
3.25%, 08/15/26 (Call 05/15/26)	481	510,206
3.75%, 09/25/27 (Call 06/25/27)	544	592,427
4.35%, 03/15/24 (Call 02/15/24)	626	668,806
		2,436,557
Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	145	145,793
3.00%, 11/15/26 (Call 08/15/26)	37	38,786
3.45%, 11/16/27 (Call 08/16/27)	10	10,605
5.13%, 06/15/27 (Call 04/15/27)	162	184,831
		380,015
Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	95	98,670
3.25%, 03/27/40 (Call 09/27/39)	190	208,019
3.38%, 11/01/46 (Call 05/01/46)	25	28,332
3.38%, 03/27/50 (Call 09/27/49)	168	192,760
3.63%, 05/01/43 (Call 11/01/42)	44	50,822
3.88%, 11/01/45 (Call 05/01/45)	192	232,191
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	200	219,874
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	30	32,770
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	60	61,831
2.80%, 04/23/27 (Call 02/23/27)	46	48,225
2.95%, 04/23/30 (Call 01/23/30)	135	140,760
		1,314,254
Auto Manufacturers — 0.1%
American Honda Finance Corp.
1.30%, 09/09/26	115	113,372
2.30%, 09/09/26	25	25,833
2.35%, 01/08/27	85	87,523
3.50%, 02/15/28	110	121,026
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	279	265,349
3.65%, 10/01/23 (Call 07/01/23)	372	389,194
4.88%, 10/01/43 (Call 04/01/43)	142	190,571
Daimler Finance North America LLC, 8.50%, 01/18/31	142	212,669
General Motors Co.
5.00%, 04/01/35	20	23,732
5.15%, 04/01/38 (Call 10/01/37)	10	12,038
5.20%, 04/01/45	45	55,755
5.40%, 04/01/48 (Call 10/01/47)	15	19,245
5.95%, 04/01/49 (Call 10/01/48)	50	68,812
	Par
Security	(000)	Value

Auto Manufacturers (continued)
6.25%, 10/02/43	$55	$75,058
6.60%, 04/01/36 (Call 10/01/35)	20	27,023
6.75%, 04/01/46 (Call 10/01/45)	15	21,747
General Motors Financial Co. Inc.
1.20%, 10/15/24	35	34,786
2.40%, 10/15/28 (Call 08/15/28)	50	49,557
Toyota Motor Credit Corp.
0.63%, 09/13/24	100	98,734
1.80%, 02/13/25	32	32,557
1.90%, 09/12/31	100	98,423
2.15%, 02/13/30	67	67,712
3.05%, 01/11/28	42	45,371
3.20%, 01/11/27	100	107,496
3.38%, 04/01/30	130	143,416
3.40%, 04/14/25	2	2,138
3.65%, 01/08/29	66	73,847
		2,462,984
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	200	194,046
4.35%, 03/15/29 (Call 12/15/28)	80	91,555
4.40%, 10/01/46 (Call 04/01/46)	29	34,578
5.40%, 03/15/49 (Call 09/15/48)	212	288,649
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	68,887
4.38%, 03/15/45 (Call 09/15/44)	31	36,730
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	25	24,643
3.50%, 05/30/30 (Call 02/28/30)	55	58,660
3.80%, 09/15/27 (Call 06/15/27)	26	28,454
4.25%, 05/15/29 (Call 02/15/29)	62	69,193
5.25%, 05/15/49 (Call 11/15/48)(b)	82	103,574
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	75	79,602
4.15%, 10/01/25 (Call 07/01/25)	55	60,091
		1,138,662
Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	109,229
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	2,300	2,255,472
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	200	196,500
3.23%, 11/22/32 (Call 08/22/31)(a)	400	397,760
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(a)	30	30,443
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)	26	26,715
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	73	73,223
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	60	60,352
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	274	276,869
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	15	14,898
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	66	68,327
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	150	152,911
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)	75	78,439

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	$60	$63,326
3.25%, 10/21/27 (Call 10/21/26)	80	84,811
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	55	58,059
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	100	106,547
3.50%, 04/19/26	102	109,819
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	10	10,677
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	195	209,594
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	80	86,216
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	25	27,124
3.88%, 08/01/25	60	65,173
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	141	167,017
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	90	98,954
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	101	111,632
4.00%, 01/22/25	85	90,919
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	70	80,698
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	454	554,325
4.20%, 08/26/24	125	133,999
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	230	270,188
4.25%, 10/22/26	25	27,549
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	45	50,266
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	323	405,032
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	210	266,135
4.88%, 04/01/44	66	86,313
5.00%, 01/21/44	256	335,176
5.88%, 02/07/42	210	301,142
7.75%, 05/14/38	125	196,631
Series L, 3.95%, 04/21/25	65	69,783
Series L, 4.18%, 11/25/27 (Call 11/25/26)	165	180,449
Series L, 4.75%, 04/21/45	132	167,297
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	20	22,320
Bank of America N.A., 6.00%, 10/15/36	305	419,402
Bank of Montreal
1.25%, 09/15/26	200	196,040
1.85%, 05/01/25	85	86,475
2.50%, 06/28/24	185	191,403
3.80%, 12/15/32 (Call 12/15/27)(a)	290	311,257
4.34%, 10/05/28 (Call 10/05/23)(a)	110	116,108
Series E, 3.30%, 02/05/24	214	224,334
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	333	336,510
1.85%, 01/27/23 (Call 12/27/22)	72	73,016
2.10%, 10/24/24	217	223,091
2.20%, 08/16/23 (Call 06/16/23)	115	117,720
	Par
Security	(000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$138	$143,945
2.80%, 05/04/26 (Call 02/04/26)	144	151,409
2.95%, 01/29/23 (Call 12/29/22)	80	82,028
3.00%, 10/30/28 (Call 07/30/28)	159	169,728
3.25%, 09/11/24 (Call 08/11/24)	125	132,047
3.25%, 05/16/27 (Call 02/16/27)	35	37,768
3.30%, 08/23/29 (Call 05/23/29)	220	238,823
3.40%, 05/15/24 (Call 04/15/24)	50	52,795
3.40%, 01/29/28 (Call 10/29/27)	160	174,454
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	247	265,826
3.45%, 08/11/23	47	49,180
3.50%, 04/28/23	45	46,794
3.85%, 04/28/28	100	112,743
3.95%, 11/18/25 (Call 10/18/25)	99	108,635
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	134	141,546
Series G, 3.00%, 02/24/25 (Call 01/24/25)	50	52,770
Series J, 0.85%, 10/25/24 (Call 09/25/24)	100	99,377
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	199,794
Bank of Nova Scotia (The)
1.30%, 06/11/25	70	69,782
1.30%, 09/15/26	300	294,609
1.63%, 05/01/23	374	379,015
1.95%, 02/01/23	20	20,301
2.15%, 08/01/31	515	510,849
2.20%, 02/03/25	300	308,241
2.38%, 01/18/23	80	81,604
2.70%, 08/03/26	226	236,351
3.40%, 02/11/24	359	377,471
4.50%, 12/16/25	191	211,620
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	140	160,678
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	500	500,575
3.56%, 09/23/35 (Call 09/23/30)(a)	250	257,242
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	65	68,661
4.34%, 01/10/28 (Call 01/10/27)	30	32,853
4.38%, 01/12/26	200	218,948
4.95%, 01/10/47	325	424,128
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	200	227,494
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	250	269,572
2.50%, 08/27/24 (Call 07/27/24)	270	280,230
BNP Paribas SA
3.25%, 03/03/23	164	169,371
4.25%, 10/15/24	200	216,494
BPCE SA, 3.38%, 12/02/26	15	16,147
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	26,035
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	200	198,264
2.25%, 01/28/25	209	214,758
3.10%, 04/02/24	512	535,521
3.50%, 09/13/23	927	973,489
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	35	35,005
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	150	152,673
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	25	24,870
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	40	41,691

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	$239	$251,081
3.20%, 10/21/26 (Call 07/21/26)	328	347,601
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	245	256,498
3.50%, 05/15/23	65	67,339
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	35	37,458
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	40	43,123
3.70%, 01/12/26	295	319,178
3.88%, 10/25/23	12	12,708
3.88%, 03/26/25	90	96,328
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	170	193,372
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	60	64,978
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	55	60,851
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	257	268,853
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	31	34,255
4.13%, 07/25/28	121	132,974
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	52	64,836
4.30%, 11/20/26	50	55,191
4.40%, 06/10/25	130	141,381
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	106	120,879
4.45%, 09/29/27	390	434,554
4.60%, 03/09/26	90	99,558
4.65%, 07/30/45	237	303,633
4.65%, 07/23/48 (Call 06/23/48)	223	294,356
4.75%, 05/18/46	265	334,780
5.30%, 05/06/44	104	137,156
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	80	106,043
5.50%, 09/13/25	228	257,964
5.88%, 02/22/33	16	20,441
5.88%, 01/30/42	193	276,318
6.00%, 10/31/33	35	45,538
6.63%, 01/15/28	43	54,083
6.63%, 06/15/32	260	348,007
6.68%, 09/13/43	91	139,152
8.13%, 07/15/39	192	326,657
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	271,547
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	65	66,045
2.85%, 07/27/26 (Call 04/25/26)	67	70,397
3.25%, 04/30/30 (Call 01/30/30)	55	58,598
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	298	311,145
4.00%, 02/01/29 (Call 10/31/28)	64	72,489
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	189	263,243
5.25%, 08/04/45	100	135,225
Credit Suisse AG/New York NY, 3.63%, 09/09/24	20	21,277
Credit Suisse Group AG
3.75%, 03/26/25	15	15,964
4.55%, 04/17/26	95	105,037
4.88%, 05/15/45	145	185,148
	Par
Security	(000)	Value

Banks (continued)
Deutsche Bank AG, 4.10%, 01/13/26	$205	$221,685
Deutsche Bank AG/London, 3.70%, 05/30/24	226	238,014
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	170	169,777
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	205	216,390
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	15	15,950
4.10%, 01/13/26	15	16,177
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	30	30,636
3.45%, 07/27/26 (Call 04/27/26)	15	15,920
4.65%, 09/13/28 (Call 06/13/28)	100	114,316
Fifth Third Bancorp., 8.25%, 03/01/38	216	359,960
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	15	18,644
Goldman Sachs Capital I, 6.35%, 02/15/34	40	55,634
Goldman Sachs Group Inc. (The)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	100	99,579
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	55	54,869
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	5	4,916
2.60%, 02/07/30 (Call 11/07/29)	60	60,808
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	25	25,049
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	55	55,236
3.50%, 04/01/25 (Call 03/01/25)	80	84,911
3.50%, 11/16/26 (Call 11/16/25)	198	210,880
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	135	145,396
3.75%, 05/22/25 (Call 02/22/25)	18	19,251
3.75%, 02/25/26 (Call 11/25/25)	10	10,761
3.80%, 03/15/30 (Call 12/15/29)	123	134,841
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	102	111,048
3.85%, 01/26/27 (Call 01/26/26)	280	300,460
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	175	199,540
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	173	192,217
4.25%, 10/21/25	60	65,302
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	180	214,634
4.75%, 10/21/45 (Call 04/21/45)	161	209,986
4.80%, 07/08/44 (Call 01/08/44)	220	281,893
5.15%, 05/22/45	244	318,986
5.95%, 01/15/27	40	47,246
6.13%, 02/15/33	180	237,989
6.25%, 02/01/41	245	356,120
6.45%, 05/01/36	64	87,312
6.75%, 10/01/37	491	694,524
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	15	14,687
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	200,286
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	10	9,789
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	412	423,655
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	10	10,533
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	55	60,022
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	260	281,395
4.25%, 03/14/24	200	211,748
4.25%, 08/18/25	25	26,947

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	$35	$37,887
4.30%, 03/08/26	225	246,652
4.38%, 11/23/26	10	10,927
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	40	44,850
4.95%, 03/31/30	210	246,450
5.25%, 03/14/44	10	12,993
6.10%, 01/14/42	165	236,381
6.50%, 05/02/36	350	475,909
6.50%, 09/15/37	330	455,704
6.80%, 06/01/38	320	457,059
7.63%, 05/17/32	127	177,033
HSBC USA Inc., 3.50%, 06/23/24	100	105,778
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(c)	95	92,283
2.55%, 02/04/30 (Call 01/04/30)	219	222,889
ING Groep NV
3.55%, 04/09/24	25	26,367
3.95%, 03/29/27	170	186,063
4.10%, 10/02/23	587	620,500
4.55%, 10/02/28	15	17,309
Intesa Sanpaolo SpA, 5.25%, 01/12/24	420	453,151
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	300	295,887
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	200	196,340
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	30	30,288
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	220	221,349
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	86	88,338
2.95%, 10/01/26 (Call 07/01/26)	80	84,454
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	138	143,733
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	323	339,105
3.20%, 06/15/26 (Call 03/15/26)	175	185,771
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	130	141,588
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	5	5,373
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	35	37,557
3.63%, 12/01/27 (Call 12/01/26)	133	142,597
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	50	54,354
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	63	68,269
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	108	123,373
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	169	198,661
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	35	38,022
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	234	278,207
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	20	22,101
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	80	95,461
4.13%, 12/15/26	149	164,809
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	30	33,483
4.25%, 10/01/27	30	33,519
	Par
Security	(000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	$164	$202,945
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	84	95,513
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	137	158,093
4.85%, 02/01/44	59	77,787
4.95%, 06/01/45	80	105,550
5.40%, 01/06/42	90	123,776
5.50%, 10/15/40	205	279,757
5.60%, 07/15/41	225	315,655
5.63%, 08/16/43	199	275,997
6.40%, 05/15/38	220	319,867
7.63%, 10/15/26	10	12,656
7.75%, 07/15/25	5	6,064
8.00%, 04/29/27	122	158,956
8.75%, 09/01/30	5	7,533
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	450	483,547
6.95%, 02/01/28	10	12,731
KeyCorp.
2.25%, 04/06/27	112	114,197
2.55%, 10/01/29	220	226,426
4.10%, 04/30/28	40	45,343
4.15%, 10/29/25	66	72,533
KfW
0.00%, 04/18/36(d)	528	413,165
0.00%, 06/29/37(d)	435	333,284
0.25%, 10/19/23	310	308,143
0.38%, 07/18/25	65	63,433
0.63%, 01/22/26	305	299,217
0.75%, 09/30/30	90	84,889
1.63%, 02/15/23	282	286,230
1.75%, 09/14/29	421	430,233
2.00%, 05/02/25	753	778,075
2.13%, 01/17/23	789	804,733
2.38%, 12/29/22	787	804,125
2.50%, 11/20/24	820	858,466
2.63%, 02/28/24	908	946,881
2.88%, 04/03/28	912	996,041
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	110	118,550
Lloyds Banking Group PLC
3.87%, 07/09/25 (Call 07/09/24)(a)	475	504,597
3.90%, 03/12/24	35	37,120
4.05%, 08/16/23	30	31,554
4.34%, 01/09/48	260	311,769
4.38%, 03/22/28	250	281,952
4.50%, 11/04/24	437	472,602
4.55%, 08/16/28	55	62,891
4.58%, 12/10/25	200	219,398
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24)(a)	200	197,748
1.64%, 10/13/27 (Call 10/13/26)(a)	200	197,854
2.76%, 09/13/26	220	229,684
3.20%, 07/18/29	15	15,851
3.29%, 07/25/27	140	149,981
3.74%, 03/07/29	85	93,642
3.78%, 03/02/25	76	81,753
3.85%, 03/01/26	205	222,878
3.96%, 03/02/28	50	55,553
4.15%, 03/07/39	94	112,446

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.29%, 07/26/38	$65	$78,382
Mizuho Financial Group Inc.
2.56%, 09/13/31	200	196,742
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	10	10,126
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	200	211,730
3.66%, 02/28/27	15	16,315
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	25	28,031
Morgan Stanley
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	400	396,760
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	5	4,736
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	40	38,260
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	562	573,645
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	85	83,297
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	190	183,312
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	155	155,360
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	182	187,067
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	55	56,789
3.13%, 01/23/23	85	87,320
3.13%, 07/27/26	85	89,916
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	277	298,276
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	284	310,287
3.63%, 01/20/27	175	189,240
3.70%, 10/23/24	245	261,099
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	200	207,534
3.75%, 02/25/23	131	135,784
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	224	244,093
3.88%, 01/27/26	95	103,156
3.95%, 04/23/27	265	289,581
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	270	311,413
4.00%, 07/23/25	106	114,998
4.10%, 05/22/23	195	203,890
4.30%, 01/27/45	200	247,450
4.35%, 09/08/26	180	198,787
4.38%, 01/22/47	122	154,611
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	25	28,531
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	60	72,892
5.00%, 11/24/25	141	157,687
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	423	644,356
6.25%, 08/09/26	160	191,694
6.38%, 07/24/42	311	472,928
7.25%, 04/01/32	157	226,298
Series F, 3.88%, 04/29/24	160	169,837
National Australia Bank Ltd./New York, 2.50%, 07/12/26	270	282,593
National Bank of Canada, 2.10%, 02/01/23	307	311,964
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	210	208,076
3.75%, 11/01/29 (Call 11/01/24)(a)	250	262,310
3.88%, 09/12/23	15	15,688
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)	622	661,242
	Par
Security	(000)	Value

Banks (continued)
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	$70	$79,140
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	70	73,643
4.80%, 04/05/26	290	323,480
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	50	57,455
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	265	308,661
5.13%, 05/28/24	120	129,870
6.00%, 12/19/23	261	285,062
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	236	255,723
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	530	561,826
3.65%, 08/03/28 (Call 05/03/28)	139	155,870
3.95%, 10/30/25	225	248,004
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	759	771,152
2.88%, 03/13/23	1,005	1,035,984
3.13%, 11/07/23	439	459,914
PNC Bank N.A.
2.70%, 10/22/29	30	31,231
3.25%, 01/22/28 (Call 12/23/27)	10	10,819
4.05%, 07/26/28	10	11,304
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	100	98,824
2.20%, 11/01/24 (Call 10/02/24)	67	69,115
2.55%, 01/22/30 (Call 10/24/29)	90	92,596
2.60%, 07/23/26 (Call 05/24/26)	79	82,764
3.15%, 05/19/27 (Call 04/19/27)	200	215,558
3.45%, 04/23/29 (Call 01/23/29)	308	336,804
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	97,768
7.38%, 12/10/37	128	194,642
Royal Bank of Canada
0.75%, 10/07/24	200	197,628
1.40%, 11/02/26	200	197,130
2.25%, 11/01/24	255	262,920
2.30%, 11/03/31	300	301,740
2.55%, 07/16/24	93	96,419
3.70%, 10/05/23	235	247,246
4.65%, 01/27/26	80	88,846
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	159	166,866
4.40%, 07/13/27 (Call 04/14/27)	670	740,839
4.50%, 07/17/25 (Call 04/17/25)	290	314,937
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	200	200,650
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	205	211,794
2.40%, 01/24/30	293	301,840
2.65%, 05/19/26	209	220,842
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	353	368,744
3.10%, 05/15/23	125	129,399
3.30%, 12/16/24	371	395,249
3.55%, 08/18/25	172	186,420
3.70%, 11/20/23	100	105,765
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	133	140,550

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	$27	$30,805
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	45	46,666
2.70%, 07/16/24	205	212,597
2.72%, 09/27/29	15	15,435
3.01%, 10/19/26	120	126,910
3.04%, 07/16/29	35	36,745
3.20%, 09/17/29	35	36,657
3.35%, 10/18/27	82	88,440
3.36%, 07/12/27	158	170,463
3.45%, 01/11/27	132	141,633
3.54%, 01/17/28	10	10,888
3.78%, 03/09/26	80	86,675
3.94%, 07/19/28	105	116,867
4.31%, 10/16/28	18	20,465
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	200	199,168
3.13%, 06/05/30 (Call 03/05/30)	189	198,648
3.50%, 01/29/25	80	84,910
Toronto-Dominion Bank (The)
0.70%, 09/10/24	100	98,890
1.25%, 09/10/26	100	98,274
2.00%, 09/10/31	100	99,273
2.65%, 06/12/24	416	432,374
3.25%, 03/11/24	143	150,180
3.50%, 07/19/23	237	248,030
3.63%, 09/15/31 (Call 09/15/26)(a)	271	292,363
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	337,501
3.20%, 04/01/24 (Call 03/01/24)	125	131,082
4.05%, 11/03/25 (Call 09/03/25)	60	65,978
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	300	310,197
2.85%, 10/26/24 (Call 09/26/24)	361	376,909
3.70%, 06/05/25 (Call 05/05/25)	70	75,636
3.75%, 12/06/23 (Call 11/06/23)	107	112,889
4.00%, 05/01/25 (Call 03/01/25)	76	82,411
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	104	114,896
Westpac Banking Corp.
1.95%, 11/20/28	200	199,080
2.35%, 02/19/25	51	52,787
2.70%, 08/19/26	130	136,924
2.85%, 05/13/26	190	201,107
2.89%, 02/04/30 (Call 02/04/25)(a)	160	163,998
3.02%, 11/18/36 (Call 11/18/31)(a)	170	168,966
3.13%, 11/18/41	65	64,490
3.30%, 02/26/24	481	506,339
3.35%, 03/08/27	121	130,461
3.40%, 01/25/28	185	202,118
4.11%, 07/24/34 (Call 07/24/29)(a)	459	497,359
4.32%, 11/23/31 (Call 11/23/26)(a)	197	213,905
4.42%, 07/24/39	121	143,611
		83,144,631
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	566	610,080
4.70%, 02/01/36 (Call 08/01/35)	172	206,918
4.90%, 02/01/46 (Call 08/01/45)	400	507,964
	Par
Security	(000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	$382	$411,544
4.00%, 01/17/43	180	200,894
4.63%, 02/01/44	250	302,440
4.70%, 02/01/36 (Call 08/01/35)	231	278,380
4.90%, 02/01/46 (Call 08/01/45)	158	198,808
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	110	120,273
3.75%, 07/15/42	87	95,106
4.00%, 04/13/28 (Call 01/13/28)	259	289,422
4.35%, 06/01/40 (Call 12/01/39)	145	170,714
4.38%, 04/15/38 (Call 10/15/37)	184	214,537
4.44%, 10/06/48 (Call 04/06/48)	175	210,700
4.50%, 06/01/50 (Call 12/01/49)	191	236,697
4.60%, 04/15/48 (Call 10/15/47)	288	352,103
4.60%, 06/01/60 (Call 12/01/59)	160	199,357
4.75%, 01/23/29 (Call 10/23/28)	300	349,860
4.75%, 04/15/58 (Call 10/15/57)	100	126,906
4.90%, 01/23/31 (Call 10/23/30)	138	166,120
4.95%, 01/15/42	112	140,423
5.45%, 01/23/39 (Call 07/23/38)	223	291,983
5.55%, 01/23/49 (Call 07/23/48)	128	177,594
5.80%, 01/23/59 (Call 07/23/58)	148	216,912
8.00%, 11/15/39	32	52,618
8.20%, 01/15/39	205	336,425
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	87	93,303
4.00%, 04/15/38 (Call 10/15/37)	23	27,038
4.50%, 07/15/45 (Call 01/15/45)	84	109,394
Coca-Cola Co. (The)
1.65%, 06/01/30	231	223,523
1.75%, 09/06/24	586	598,142
2.13%, 09/06/29	250	254,190
2.50%, 06/01/40	237	234,376
2.50%, 03/15/51	30	29,297
2.60%, 06/01/50	58	57,608
2.75%, 06/01/60	39	39,009
2.90%, 05/25/27	40	42,695
3.38%, 03/25/27	145	157,435
3.45%, 03/25/30	287	317,586
4.20%, 03/25/50	25	32,337
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	200	266,026
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	36	39,998
4.10%, 02/15/48 (Call 08/15/47)	17	19,483
4.50%, 05/09/47 (Call 11/09/46)	42	51,157
5.25%, 11/15/48 (Call 05/15/48)	51	68,342
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	485	482,294
2.13%, 10/24/24 (Call 09/24/24)	4,485	4,604,705
2.13%, 04/29/32 (Call 01/29/32)	1,100	1,098,515
2.38%, 10/24/29 (Call 07/24/29)	400	410,668
2.63%, 04/29/23 (Call 01/29/23)	2,225	2,273,060
3.50%, 09/18/23 (Call 08/18/23)	1,370	1,432,993
5.88%, 09/30/36	40	56,488
Diageo Investment Corp.
4.25%, 05/11/42	130	160,207
7.45%, 04/15/35	124	191,772
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	175	186,338

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	$123	$127,454
3.13%, 12/15/23 (Call 10/15/23)	127	132,217
3.20%, 05/01/30 (Call 02/01/30)	194	206,109
3.40%, 11/15/25 (Call 08/15/25)	50	53,261
3.43%, 06/15/27 (Call 03/15/27)	238	256,521
3.80%, 05/01/50 (Call 11/01/49)	117	131,672
4.42%, 05/25/25 (Call 03/25/25)	209	228,573
4.42%, 12/15/46 (Call 06/15/46)	220	266,336
4.50%, 11/15/45 (Call 05/15/45)	4	4,872
4.60%, 05/25/28 (Call 02/25/28)	155	177,060
4.99%, 05/25/38 (Call 11/25/37)	35	43,737
5.09%, 05/25/48 (Call 11/25/47)	14	18,523
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	810	849,739
4.20%, 07/15/46 (Call 01/15/46)	110	121,942
5.00%, 05/01/42	142	172,266
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	49,728
2.25%, 03/19/25 (Call 02/19/25)	190	196,300
2.38%, 10/06/26 (Call 07/06/26)	409	428,023
2.63%, 03/19/27 (Call 01/19/27)	181	190,522
2.63%, 07/29/29 (Call 04/29/29)	150	157,900
2.63%, 10/21/41 (Call 04/21/41)	50	50,953
2.75%, 03/01/23	90	92,488
2.75%, 04/30/25 (Call 01/30/25)	482	504,837
2.75%, 03/19/30 (Call 12/19/29)	239	252,661
2.75%, 10/21/51 (Call 04/21/51)	50	51,806
2.85%, 02/24/26 (Call 11/24/25)	80	84,725
2.88%, 10/15/49 (Call 04/15/49)	35	36,962
3.00%, 10/15/27 (Call 07/15/27)	174	186,792
3.38%, 07/29/49 (Call 01/29/49)	90	103,042
3.45%, 10/06/46 (Call 04/06/46)	34	38,761
3.50%, 07/17/25 (Call 04/17/25)	75	80,749
3.60%, 03/01/24 (Call 12/01/23)	175	184,464
3.63%, 03/19/50 (Call 09/19/49)	81	97,037
3.88%, 03/19/60 (Call 09/19/59)	15	19,301
7.00%, 03/01/29	70	95,651
		25,715,741
Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	200	194,172
1.90%, 02/21/25 (Call 01/21/25)	511	519,457
2.20%, 02/21/27 (Call 12/21/26)	287	290,570
2.30%, 02/25/31 (Call 11/25/30)	230	228,355
2.45%, 02/21/30 (Call 11/21/29)	281	283,861
2.60%, 08/19/26 (Call 05/19/26)	27	28,033
2.77%, 09/01/53 (Call 03/01/53)	10	9,440
2.80%, 08/15/41 (Call 02/15/41)	200	194,570
3.00%, 01/15/52 (Call 07/15/51)	280	273,717
3.13%, 05/01/25 (Call 02/01/25)	84	88,459
3.15%, 02/21/40 (Call 08/21/39)	195	199,627
3.20%, 11/02/27 (Call 08/02/27)	112	119,185
3.38%, 02/21/50 (Call 08/21/49)	205	214,399
3.63%, 05/22/24 (Call 02/22/24)	214	225,892
4.40%, 05/01/45 (Call 11/01/44)	155	186,116
4.56%, 06/15/48 (Call 12/15/47)	219	273,437
4.66%, 06/15/51 (Call 12/15/50)	143	183,626
4.95%, 10/01/41	131	165,220
5.15%, 11/15/41 (Call 05/15/41)	62	79,888
	Par
Security	(000)	Value

Biotechnology (continued)
5.65%, 06/15/42 (Call 12/15/41)	$5	$6,818
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	200	216,150
5.25%, 06/23/45 (Call 12/23/44)	205	275,575
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	75	73,682
3.15%, 05/01/50 (Call 11/01/49)	192	188,435
3.25%, 02/15/51 (Call 08/15/50)(c)	30	29,910
4.05%, 09/15/25 (Call 06/15/25)	449	488,418
5.20%, 09/15/45 (Call 03/15/45)	17	22,704
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	170	162,240
2.50%, 09/01/23 (Call 07/01/23)	155	159,132
2.80%, 10/01/50 (Call 04/01/50)	116	112,796
2.95%, 03/01/27 (Call 12/01/26)	328	345,581
3.50%, 02/01/25 (Call 11/01/24)	139	147,316
3.65%, 03/01/26 (Call 12/01/25)	430	463,338
3.70%, 04/01/24 (Call 01/01/24)	150	157,989
4.00%, 09/01/36 (Call 03/01/36)	99	113,715
4.15%, 03/01/47 (Call 09/01/46)	170	201,430
4.50%, 02/01/45 (Call 08/01/44)	165	203,232
4.60%, 09/01/35 (Call 03/01/35)	210	253,749
4.75%, 03/01/46 (Call 09/01/45)	191	242,236
4.80%, 04/01/44 (Call 10/01/43)	203	256,525
5.65%, 12/01/41 (Call 06/01/41)	85	116,857
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	99	93,420
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	5	4,870
3.55%, 09/02/50 (Call 03/02/50)	50	50,307
		8,144,449
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	175	177,637
3.38%, 04/05/40 (Call 10/05/39)	105	109,765
3.58%, 04/05/50 (Call 10/05/49)	130	138,883
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	132	141,412
4.00%, 09/21/23 (Call 08/21/23)	261	274,256
4.00%, 06/15/25 (Call 03/15/25)	62	66,755
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	552	583,160
3.90%, 02/14/26 (Call 11/14/25)	585	637,475
4.50%, 02/15/47 (Call 08/15/46)	127	159,074
4.63%, 07/02/44 (Call 01/02/44)	70	86,720
4.95%, 07/02/64 (Call 01/02/64)(e)	25	34,104
5.13%, 09/14/45 (Call 03/14/45)	157	209,857
6.00%, 01/15/36	5	6,934
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	125	120,561
2.00%, 09/16/31 (Call 06/16/31)	100	96,630
Lafarge SA, 7.13%, 07/15/36	38	55,857
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	95	98,340
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	7	8,392
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	106	114,232
4.50%, 05/15/47 (Call 11/15/46)	95	116,253

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	$183	$193,954
3.95%, 08/15/29 (Call 05/15/29)	76	83,576
4.20%, 12/01/24 (Call 09/01/24)	317	340,547
4.30%, 07/15/47 (Call 01/15/47)	85	99,869
4.40%, 01/30/48 (Call 07/30/47)	15	17,906
7.00%, 12/01/36	36	51,778
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	39	49,009
4.70%, 03/01/48 (Call 09/01/47)	20	25,838
		4,098,774
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	50	65,830
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	20	21,938
4.25%, 10/01/34 (Call 04/01/34)	9	10,448
4.38%, 11/15/42 (Call 05/15/42)	32	38,366
4.63%, 10/01/44 (Call 04/01/44)	12	14,830
4.80%, 05/15/49 (Call 11/15/48)	164	212,634
5.25%, 11/15/41 (Call 05/15/41)	34	44,062
5.55%, 11/30/48 (Call 05/30/48)	15	21,342
7.38%, 11/01/29	25	33,722
9.40%, 05/15/39	115	207,988
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	125	138,283
4.73%, 11/15/28 (Call 08/15/28)	495	577,170
5.32%, 11/15/38 (Call 05/15/38)	293	379,247
5.42%, 11/15/48 (Call 05/15/48)	160	225,110
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	88	106,256
4.80%, 09/01/42 (Call 03/01/42)	98	120,228
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	25	23,563
2.70%, 11/01/26 (Call 08/01/26)	3,595	3,773,456
3.25%, 12/01/27 (Call 09/01/27)	85	91,873
3.95%, 12/01/47 (Call 06/01/47)	235	290,951
4.80%, 03/24/30 (Call 12/24/29)	391	470,956
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	27	33,074
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	200	205,218
4.38%, 06/01/47 (Call 12/01/46)	40	47,940
4.45%, 09/26/28 (Call 06/26/28)	90	102,731
5.00%, 09/26/48 (Call 03/26/48)	36	47,374
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	131	150,063
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	135	168,079
5.25%, 07/15/43	56	72,237
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,090	1,175,118
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	50	53,658
3.80%, 10/01/60 (Call 04/01/60)	20	21,475
4.20%, 10/15/49 (Call 04/15/49)	30	35,059
4.20%, 05/01/50 (Call 11/01/49)	170	197,844
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	100	124,412
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	10,993
4.88%, 11/15/41 (Call 05/15/41)	5	6,003
5.45%, 11/15/33 (Call 05/15/33)	15	18,768
	Par
Security	(000)	Value

Chemicals (continued)
5.63%, 11/15/43 (Call 05/15/43)	$125	$168,410
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	50	53,449
4.13%, 03/15/35 (Call 09/15/34)	47	53,861
4.90%, 06/01/43 (Call 12/01/42)	10	12,936
5.00%, 04/01/49 (Call 10/01/48)	18	24,241
5.25%, 01/15/45 (Call 07/15/44)	55	75,051
5.63%, 12/01/40	48	66,444
5.88%, 12/01/36	65	86,866
6.13%, 01/15/41 (Call 07/15/40)	20	28,611
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	109	114,356
3.20%, 03/15/23 (Call 02/15/23)	157	161,558
3.75%, 03/15/28 (Call 12/15/27)	135	151,049
Rohm & Haas Co., 7.85%, 07/15/29	128	175,186
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	23,348
5.25%, 06/01/45 (Call 12/01/44)	15	19,428
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	200	196,224
2.90%, 03/15/52 (Call 09/15/51)	80	78,435
3.30%, 05/15/50 (Call 11/15/49)	55	58,610
3.45%, 08/01/25 (Call 05/01/25)	110	117,478
3.80%, 08/15/49 (Call 02/15/49)	35	40,274
4.00%, 12/15/42 (Call 06/15/42)	33	37,891
4.50%, 06/01/47 (Call 12/01/46)	159	199,252
4.55%, 08/01/45 (Call 02/01/45)	15	18,691
		11,299,948
Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	376	355,448
1.70%, 05/15/28 (Call 03/15/28)	140	139,577
3.38%, 09/15/25 (Call 06/15/25)	467	500,843
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	232	247,094
5.25%, 10/01/25 (Call 07/01/25)	33	36,863
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	90	90,002
2.90%, 11/15/31 (Call 08/15/31)	155	156,939
4.15%, 08/15/49 (Call 02/15/49)	87	98,380
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	5	4,510
3.10%, 11/29/61 (Call 05/29/61)	95	95,474
3.25%, 01/15/28 (Call 10/15/27)	75	81,344
3.25%, 05/20/50 (Call 11/20/49)	29	31,074
3.75%, 03/24/25 (Call 02/24/25)	70	74,957
4.25%, 02/01/29 (Call 11/01/28)	18	20,600
4.88%, 02/15/24 (Call 11/15/23)	173	186,061
4.88%, 12/17/48 (Call 06/17/48)	109	147,609
5.25%, 07/15/44	105	143,327
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	297	307,086
2.65%, 10/01/26 (Call 08/01/26)	165	173,240
2.85%, 10/01/29 (Call 07/01/29)	110	115,900
3.25%, 06/01/50 (Call 12/01/49)	31	33,553
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	30	29,426
2.90%, 10/01/30 (Call 07/01/30)	65	66,784
3.05%, 10/01/41 (Call 04/01/41)	30	29,801

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	$930	$979,922
3.50%, 03/16/23 (Call 02/16/23)	3,990	4,118,478
4.00%, 03/18/29 (Call 12/18/28)	673	747,703
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	115	119,016
2.95%, 01/22/27 (Call 10/22/26)	78	82,810
3.25%, 12/01/49 (Call 06/01/49)	138	152,812
4.00%, 06/15/25 (Call 03/15/25)	152	165,507
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49	105	115,652
4.13%, 03/15/29 (Call 12/15/28)	41	46,007
5.50%, 06/15/45 (Call 12/15/44)	41	56,512
		9,750,311
Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	100	97,717
1.70%, 08/05/31 (Call 05/05/31)	100	97,249
2.55%, 08/20/60 (Call 02/20/60)	19	17,986
2.65%, 05/11/50 (Call 11/11/49)	183	181,919
2.65%, 02/08/51 (Call 08/08/50)	10	9,931
2.70%, 08/05/51 (Call 02/05/51)	95	95,240
2.80%, 02/08/61 (Call 02/08/60)	40	39,972
2.85%, 08/05/61 (Call 02/05/61)	100	100,879
2.95%, 09/11/49 (Call 03/11/49	114	119,032
3.45%, 02/09/45	167	187,559
3.75%, 09/12/47 (Call 03/12/47)	80	94,550
3.75%, 11/13/47 (Call 05/13/47	26	30,780
3.85%, 05/04/43	147	174,255
3.85%, 08/04/46 (Call 02/04/46)	81	96,798
4.25%, 02/09/47 (Call 08/09/46)	10	12,627
4.38%, 05/13/45	70	89,601
4.45%, 05/06/44	14	18,020
4.65%, 02/23/46 (Call 08/23/45)	172	228,010
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (Call 01/15/46)	218	365,627
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	432	439,193
4.45%, 10/02/23 (Call 09/02/23)	455	481,181
4.90%, 10/15/25 (Call 07/15/25)	505	561,802
6.20%, 10/15/35 (Call 04/15/35)	194	255,702
6.35%, 10/15/45 (Call 04/15/45)	250	339,058
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	206	216,502
6.00%, 09/15/41	262	348,209
International Business Machines Corp.
3.00%, 05/15/24	359	375,604
3.30%, 05/15/26	112	120,007
3.30%, 01/27/27	100	107,518
3.38%, 08/01/23	547	570,669
3.45%, 02/19/26	422	452,890
3.50%, 05/15/29	165	179,532
3.63%, 02/12/24	290	306,344
4.00%, 06/20/42	109	126,064
4.15%, 05/15/39	130	151,793
4.25%, 05/15/49	231	285,135
4.70%, 02/19/46	90	117,593
5.60%, 11/30/39	41	56,819
5.88%, 11/29/32	25	33,133
6.50%, 01/15/28	2	2,547
	Par
Security	(000)	Value

Computers (continued)
7.00%, 10/30/25	$246	$298,393
7.13%, 12/01/96	15	29,149
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30	20	19,396
4.38%, 05/15/30 (Call 02/15/30)	151	169,374
		8,101,359
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,242
2.10%, 05/01/23	62	63,291
3.25%, 03/15/24	185	195,495
3.70%, 08/01/47 (Call 02/01/47)	156	194,457
4.00%, 08/15/45	248	317,385
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	7	7,682
4.15%, 03/15/47 (Call 09/15/46)	5	6,365
4.38%, 06/15/45 (Call 12/15/44)	12	15,309
6.00%, 05/15/37	25	35,866
Procter & Gamble Co. (The)
2.45%, 11/03/26	306	322,089
2.70%, 02/02/26	135	142,964
2.80%, 03/25/27	348	369,907
2.85%, 08/11/27	101	107,686
3.60%, 03/25/50	80	101,076
5.55%, 03/05/37	16	23,110
5.80%, 08/15/34	25	34,910
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	97,554
2.00%, 07/28/26	120	123,222
3.10%, 07/30/25	5	5,342
3.38%, 03/22/25 (Call 01/22/25)	105	112,303
3.50%, 03/22/28 (Call 12/22/27)	5	5,512
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51	100	101,096
		2,397,863
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	419	426,655
3.75%, 05/15/46 (Call 11/15/45	56	66,495
4.20%, 05/15/47 (Call 11/15/46	74	94,237
4.60%, 06/15/45 (Call 12/15/44)	157	205,755
		793,142
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	200	199,596
1.65%, 10/29/24 (Call 09/29/24)	340	339,487
2.45%, 10/29/26 (Call 09/29/26)	180	180,603
3.88%, 01/23/28 (Call 10/23/27)	175	186,798
6.50%, 07/15/25 (Call 06/15/25)	430	492,359
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	145	154,406
3.50%, 08/01/25	20	21,390
4.25%, 02/15/24	2	2,136
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29	50	50,466
3.25%, 10/01/29 (Call 07/01/29)	50	51,555
3.63%, 04/01/27 (Call 01/01/27)	30	31,727
3.63%, 12/01/27 (Call 09/01/27)	55	58,044
3.75%, 06/01/26 (Call 04/01/26)	70	74,411
4.63%, 10/01/28 (Call 07/01/28)	55	61,271

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	$92	$99,118
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	55	54,545
3.88%, 05/21/24 (Call 04/21/24)	158	166,502
4.63%, 03/30/25	10	10,936
5.13%, 09/30/24	533	586,097
5.80%, 05/01/25 (Call 04/01/25)	120	136,130
8.00%, 11/01/31	697	976,124
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	99,958
2.50%, 07/30/24 (Call 06/29/24)	45	46,511
3.00%, 10/30/24 (Call 09/29/24)	495	519,829
3.13%, 05/20/26 (Call 04/20/26)	210	222,925
3.40%, 02/27/23 (Call 01/27/23)	233	240,521
3.40%, 02/22/24 (Call 01/22/24)	455	477,563
3.63%, 12/05/24 (Call 11/04/24)	175	186,987
3.70%, 08/03/23 (Call 07/03/23)	150	156,807
4.05%, 12/03/42	291	350,480
4.20%, 11/06/25 (Call 10/06/25)	121	133,689
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	135	145,214
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	47,680
3.00%, 04/02/25 (Call 03/02/25)	15	15,769
3.70%, 10/15/24	35	37,636
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	10	10,712
3.90%, 01/25/28 (Call 10/25/27)	75	82,825
4.00%, 04/01/24 (Call 02/01/24)	77	81,571
4.25%, 06/02/26 (Call 03/02/26)	5	5,532
4.35%, 04/15/30 (Call 01/15/30)	172	194,477
4.70%, 09/20/47 (Call 03/20/47)	265	328,234
4.85%, 03/29/29 (Call 12/29/28)	190	220,495
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	15	15,957
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	127	138,575
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	22	23,184
3.20%, 03/02/27 (Call 12/02/26)	25	26,896
3.20%, 01/25/28 (Call 10/25/27)	231	250,069
3.25%, 05/22/29 (Call 02/22/29)	85	92,058
4.00%, 02/01/29 (Call 11/01/28)	150	169,785
4.63%, 03/22/30 (Call 12/22/29)	20	23,893
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	80	82,365
4.10%, 06/15/51 (Call 12/15/50)	10	11,155
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	275	361,210
5.30%, 09/15/43 (Call 03/15/43)	85	119,403
Credit Suisse USA Inc., 7.13%, 07/15/32	121	172,753
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	211	230,300
4.50%, 01/30/26 (Call 11/30/25)	100	109,996
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	85	85,317
3.00%, 09/15/60 (Call 03/15/60)	15	14,604
3.10%, 09/15/27 (Call 06/15/27)	70	74,629
3.75%, 09/21/28 (Call 06/21/28)	49	54,231
4.25%, 09/21/48 (Call 03/21/48)	84	101,282
Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.75%, 01/15/26	$15	$16,282
4.00%, 01/30/24	77	81,639
5.38%, 11/30/43	63	84,465
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	330	365,092
Jefferies Group LLC
6.25%, 01/15/36	62	82,593
6.50%, 01/20/43	15	21,066
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	52	57,782
Legg Mason Inc.
4.75%, 03/15/26	216	243,771
5.63%, 01/15/44	113	156,715
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	90	92,508
2.00%, 11/18/31 (Call 08/18/31)	200	200,134
2.95%, 11/21/26 (Call 08/21/26)	90	95,981
2.95%, 06/01/29 (Call 03/01/29)	75	80,419
3.30%, 03/26/27 (Call 01/26/27)	35	37,853
3.35%, 03/26/30 (Call 12/26/29)	189	208,656
3.38%, 04/01/24	105	110,935
3.50%, 02/26/28 (Call 11/26/27)	315	347,184
3.65%, 06/01/49 (Call 12/01/48)	30	35,071
3.80%, 11/21/46 (Call 05/21/46)	115	137,878
3.85%, 03/26/50 (Call 09/26/49)	223	268,766
3.95%, 02/26/48 (Call 08/26/47)	47	57,319
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	80	82,420
3.85%, 06/30/26 (Call 03/30/26)	62	67,791
Nomura Holdings Inc.
2.61%, 07/14/31	35	34,555
3.10%, 01/16/30	360	372,139
ORIX Corp.
3.25%, 12/04/24	10	10,562
4.05%, 01/16/24	30	31,799
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	164	190,834
4.95%, 07/15/46	135	178,729
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	295	314,432
3.95%, 12/01/27 (Call 09/01/27)	331	357,374
4.50%, 07/23/25 (Call 04/24/25)	145	157,435
5.15%, 03/19/29 (Call 12/19/28)	55	63,962
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	267	271,243
2.05%, 04/15/30 (Call 01/15/30)	110	110,987
2.70%, 04/15/40 (Call 10/15/39)	110	112,454
2.75%, 09/15/27 (Call 06/15/27)	95	100,827
3.15%, 12/14/25 (Call 09/14/25)	264	282,256
3.65%, 09/15/47 (Call 03/15/47)	126	148,551
4.15%, 12/14/35 (Call 06/14/35)	152	181,418
4.30%, 12/14/45 (Call 06/14/45)	360	456,566
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	387	402,271
4.25%, 06/09/23 (Call 05/09/23)	80	83,750
6.20%, 11/17/36	147	183,646
		16,674,888

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 2.4%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	$265	$268,058
4.00%, 10/15/28 (Call 07/15/28)	19	21,466
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,357	3,524,044
3.20%, 04/15/25 (Call 03/15/25)	967	1,020,398
3.80%, 06/01/29 (Call 03/01/29)	682	751,141
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	114	144,619
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	37,717
3.20%, 09/15/49 (Call 03/15/49)	127	134,907
3.50%, 08/15/46 (Call 02/15/46)	5	5,551
3.75%, 08/15/47 (Call 02/15/47)	61	71,659
6.35%, 10/01/36	55	78,754
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	35	39,834
3.95%, 03/01/48 (Call 09/01/47)	60	73,218
4.50%, 04/01/44 (Call 10/01/43)	137	174,442
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	110	141,014
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	62	64,301
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	10	13,491
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	110	111,151
3.00%, 03/01/50 (Call 09/01/49)	155	160,681
3.65%, 06/15/46 (Call 12/15/45)	141	162,770
3.70%, 03/01/45 (Call 09/01/44)	43	50,034
4.00%, 03/01/48 (Call 09/01/47)	55	65,898
4.00%, 03/01/49 (Call 09/01/48)	95	115,633
4.35%, 11/15/45 (Call 05/15/45)	56	69,496
6.45%, 01/15/38	15	22,121
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	80	85,142
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	135	159,613
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	193,019
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	200	199,296
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	185	227,365
4.30%, 04/15/44 (Call 10/15/43)	75	92,891
Series A, 2.05%, 07/01/31 (Call 04/01/31)	57	56,957
Series A, 3.20%, 03/15/27 (Call 12/15/26)	170	182,624
Series A, 4.15%, 06/01/45 (Call 12/01/44)	100	124,969
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	265	294,306
3.80%, 05/15/28 (Call 02/15/28)	89	98,353
3.85%, 06/15/46 (Call 12/15/45)	49	54,899
3.95%, 03/01/43 (Call 09/01/42)	54	59,849
4.45%, 03/15/44 (Call 09/15/43)	15	17,901
4.50%, 12/01/45 (Call 06/01/45)	45	54,534
4.50%, 05/15/58 (Call 11/15/57)	80	100,699
4.63%, 12/01/54 (Call 06/01/54)	34	43,157
5.70%, 06/15/40	57	77,574
Series 05-A, 5.30%, 03/01/35	105	132,477
Series 06-A, 5.85%, 03/15/36	10	13,244
Series 06-B, 6.20%, 06/15/36	25	34,564
Series 08-B, 6.75%, 04/01/38	15	22,082
Series 09-C, 5.50%, 12/01/39	50	66,087
Series 12-A, 4.20%, 03/15/42	107	123,054
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	167	187,898
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	200	233,362
Series A, 4.13%, 05/15/49 (Call 11/15/48)	121	143,254
Series C, 4.00%, 11/15/57 (Call 05/15/57)	59	68,804
Security	Par (000)	Value

Electric (continued)
Series C, 4.30%, 12/01/56 (Call 06/01/56)	$37	$44,949
Series D, 4.00%, 12/01/28 (Call 09/01/28)	89	100,417
Series E, 4.65%, 12/01/48 (Call 06/01/48)	120	151,565
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	37	44,520
Edison International
4.13%, 03/15/28 (Call 12/15/27)	125	133,305
5.75%, 06/15/27 (Call 04/15/27)	210	239,864
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	20	24,800
6.00%, 05/15/35	32	42,373
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	255	270,030
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	20	22,168
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	90	90,294
4.20%, 09/01/48 (Call 03/01/48)	10	12,267
4.20%, 04/01/50 (Call 10/01/49)	85	105,458
Entergy Mississippi LLC, 3.50%, 06/01/51 (Call 12/01/50)	20	22,683
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	70	76,502
4.50%, 03/30/39 (Call 09/30/38)	35	41,814
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	310	332,549
Series H, 3.15%, 01/15/25 (Call 10/15/24)	155	162,848
Series L, 2.90%, 10/01/24 (Call 08/01/24)	460	478,676
Series M, 3.30%, 01/15/28 (Call 10/15/27)	170	182,427
Series O, 4.25%, 04/01/29 (Call 01/01/29)	195	219,890
Series R, 1.65%, 08/15/30 (Call 05/15/30)	440	413,802
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	843	899,119
4.05%, 04/15/30 (Call 01/15/30)	775	870,984
4.45%, 04/15/46 (Call 10/15/45)	74	91,858
4.70%, 04/15/50 (Call 10/15/49)	195	251,521
4.95%, 06/15/35 (Call 12/15/34)	107	130,115
5.10%, 06/15/45 (Call 12/15/44)	85	113,169
5.63%, 06/15/35	120	154,110
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	273	327,027
5.75%, 10/01/41 (Call 04/01/41)	80	97,326
6.25%, 10/01/39	394	503,969
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,183	3,337,630
2.88%, 12/04/51 (Call 06/04/51)	100	103,394
3.13%, 12/01/25 (Call 06/01/25)	520	553,238
3.15%, 10/01/49 (Call 04/01/49)	111	121,182
3.70%, 12/01/47 (Call 06/01/47)	143	167,483
3.80%, 12/15/42 (Call 06/15/42)	67	78,081
3.95%, 03/01/48 (Call 09/01/47)	130	158,717
3.99%, 03/01/49 (Call 09/01/48)	152	186,943
4.05%, 06/01/42 (Call 12/01/41)	77	92,306
4.05%, 10/01/44 (Call 04/01/44)	230	279,735
4.13%, 02/01/42 (Call 08/01/41)	40	48,384
4.13%, 06/01/48 (Call 12/01/47)	80	100,501
4.95%, 06/01/35	10	12,906
5.25%, 02/01/41 (Call 08/01/40)	160	217,173
5.63%, 04/01/34	220	296,083
5.65%, 02/01/37	17	23,155
5.69%, 03/01/40	35	50,159
5.95%, 02/01/38	80	113,344
5.96%, 04/01/39	40	57,670

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV
5.81%, 03/15/25	$475	$545,115
6.75%, 07/15/36	299	447,666
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	280	297,895
3.35%, 11/15/27 (Call 08/15/27)	159	170,376
3.65%, 06/15/24 (Call 03/15/24)	260	273,489
5.30%, 07/01/43 (Call 01/01/43)	154	204,492
National Grid USA, 5.80%, 04/01/35	25	31,325
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	142	144,106
4.02%, 11/01/32 (Call 05/01/32)	15	17,177
4.30%, 03/15/49 (Call 09/15/48)	22	28,084
4.40%, 11/01/48 (Call 05/01/48)	85	107,602
Series C, 8.00%, 03/01/32	25	37,003
Series D, 1.00%, 10/18/24	45	44,787
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	934	930,077
2.75%, 05/01/25 (Call 04/01/25)	499	522,548
2.75%, 11/01/29 (Call 08/01/29)	420	433,780
2.80%, 01/15/23 (Call 12/15/22)	190	194,661
3.15%, 04/01/24 (Call 03/01/24)	1,582	1,650,406
3.25%, 04/01/26 (Call 02/01/26)	20	21,167
3.50%, 04/01/29 (Call 01/01/29)	160	173,485
3.55%, 05/01/27 (Call 02/01/27)	527	568,807
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	585	637,147
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	140	160,469
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	25	24,571
3.10%, 06/01/51 (Call 12/01/50)	135	147,293
3.20%, 05/15/27 (Call 02/15/27)	365	391,703
3.25%, 05/15/29 (Call 02/15/29)	10	10,809
3.95%, 04/01/30 (Call 01/01/30)	300	343,662
4.40%, 03/01/44 (Call 09/01/43)	59	73,196
5.50%, 03/15/40	60	82,797
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	5	5,950
4.15%, 04/01/48 (Call 10/01/47)	115	141,342
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	30	28,712
Series R, 2.90%, 10/01/51 (Call 04/01/51)	215	213,157
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(c)	105	104,246
2.75%, 05/15/30 (Call 02/15/30)(c)	200	209,344
3.10%, 09/15/49 (Call 03/15/49)	120	128,911
3.75%, 04/01/45 (Call 10/01/44)	84	98,380
3.80%, 09/30/47 (Call 03/30/47)	58	69,342
3.80%, 06/01/49 (Call 12/01/48)	78	93,111
4.10%, 11/15/48 (Call 05/15/48)	115	143,203
4.55%, 12/01/41 (Call 06/01/41)	15	18,904
5.25%, 09/30/40	25	33,868
5.30%, 06/01/42 (Call 12/01/41)	105	144,075
7.00%, 05/01/32	21	29,387
7.25%, 01/15/33	2	2,928
7.50%, 09/01/38	15	24,193
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	54	54,819
3.00%, 09/15/49 (Call 03/15/49)	85	87,930
3.70%, 09/15/47 (Call 03/15/47)	160	185,998
Security	Par (000)	Value

Electric (continued)
3.90%, 03/01/48 (Call 09/01/47)	$94	$112,319
4.15%, 10/01/44 (Call 04/01/44)	287	348,992
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	23,787
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	25	30,108
4.15%, 06/15/48 (Call 12/15/47)	10	12,569
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	335	387,769
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	105	108,466
2.70%, 05/01/50 (Call 11/01/49)	72	71,907
3.15%, 01/01/50 (Call 07/01/49)	70	75,121
3.20%, 05/15/29 (Call 02/15/29)	255	277,555
3.20%, 08/01/49 (Call 02/01/49)	225	248,434
3.60%, 12/01/47 (Call 06/01/47)	45	52,253
3.65%, 09/01/28 (Call 06/01/28)	280	310,254
3.70%, 05/01/28 (Call 02/01/28)	62	68,828
3.80%, 01/01/43 (Call 07/01/42)	15	17,273
3.80%, 03/01/46 (Call 09/01/45)	166	196,307
3.85%, 05/01/49 (Call 11/01/48)	100	121,315
5.80%, 05/01/37	45	61,524
Public Service Enterprise Group Inc.
0.84%, 11/08/23 (Call 05/08/22)	200	199,236
1.60%, 08/15/30 (Call 05/15/30)	317	295,327
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	170	208,128
4.50%, 08/15/40	67	83,421
6.00%, 06/01/39	55	77,767
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	52	59,933
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	139	168,000
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	32	34,651
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	245	234,886
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	200	211,958
3.40%, 02/01/28 (Call 10/01/27)	551	592,562
3.80%, 02/01/38 (Call 08/01/37)	204	225,412
4.00%, 02/01/48 (Call 08/01/47)	237	273,408
6.00%, 10/15/39	59	81,983
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	160	157,867
2.85%, 08/01/29 (Call 05/01/29)	37	38,299
3.65%, 02/01/50 (Call 08/01/49)	124	133,203
4.00%, 04/01/47 (Call 10/01/46)	178	198,746
4.05%, 03/15/42 (Call 09/15/41)	59	64,606
4.50%, 09/01/40 (Call 03/01/40)	15	17,192
4.65%, 10/01/43 (Call 04/01/43)	91	107,320
5.50%, 03/15/40	4	5,045
5.63%, 02/01/36	97	122,599
6.00%, 01/15/34	133	174,749
6.05%, 03/15/39	126	168,491
6.65%, 04/01/29	215	267,632
Series 04-G, 5.75%, 04/01/35	20	25,535
Series 05-E, 5.35%, 07/15/35	75	93,139
Series 06-E, 5.55%, 01/15/37	10	12,518
Series 08-A, 5.95%, 02/01/38	12	15,707
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	21,464
Series A, 4.20%, 03/01/29 (Call 12/01/28)	228	255,871
Series B, 4.88%, 03/01/49 (Call 09/01/48)	94	117,702
Series C, 3.60%, 02/01/45 (Call 08/01/44)	55	57,150

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.13%, 03/01/48 (Call 09/01/47)	$126	$143,136
		41,123,774
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	9	8,966
3.15%, 06/01/25 (Call 03/01/25)	37	39,222
		48,188
Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	52	53,899
3.05%, 09/22/26 (Call 06/22/26)	205	217,087
3.88%, 07/15/23 (Call 04/15/23)	761	792,437
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	745	800,488
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	66	68,919
3.55%, 10/01/27 (Call 07/01/27)	100	106,577
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	56	64,169
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	160	161,808
3.88%, 01/12/28 (Call 10/12/27)	237	256,775
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	5	4,957
4.63%, 04/15/26 (Call 01/15/26)	375	412,091
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	235	266,847
4.88%, 05/12/30 (Call 02/12/30)	195	221,617
5.00%, 02/15/23	45	47,062
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	223	237,838
4.30%, 06/15/46 (Call 12/15/45)	40	48,965
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	48,670
1.75%, 09/01/31 (Call 06/01/31)	50	48,483
1.95%, 06/01/30 (Call 03/01/30)	205	204,182
2.30%, 08/15/24 (Call 07/15/24)	254	262,580
2.50%, 11/01/26 (Call 08/01/26)	299	312,314
2.70%, 08/15/29 (Call 05/15/29)	150	157,651
2.80%, 06/01/50 (Call 12/01/49)	86	90,190
3.35%, 12/01/23	50	52,553
3.81%, 11/21/47 (Call 05/21/47)	52	63,392
5.38%, 03/01/41	30	41,981
5.70%, 03/15/36	15	20,608
5.70%, 03/15/37	17	23,445
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	16	16,999
3.35%, 03/01/26 (Call 12/01/25)	20	21,143
3.50%, 02/15/28 (Call 11/15/27)	25	27,197
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	58	62,710
3.95%, 01/12/28 (Call 10/12/27)	92	100,590
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	413	433,633
4.55%, 10/30/24 (Call 07/30/24)	495	538,298
4.60%, 04/06/27 (Call 01/06/27)	328	370,086
Legrand France SA, 8.50%, 02/15/25	415	504,221
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	152	158,796
4.75%, 12/01/24 (Call 09/01/24)	290	316,236
4.90%, 06/15/28 (Call 03/15/28)	149	170,833
Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	$145	$155,979
3.70%, 02/15/26 (Call 11/15/25)	20	21,630
7.13%, 10/01/37	15	23,057
		8,008,993
Environmental Control — 0.0%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	150	149,358
3.05%, 03/01/50 (Call 09/01/49)	50	51,810
6.20%, 03/01/40	13	18,794
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	100	97,913
2.95%, 01/15/52 (Call 07/15/51)	70	69,878
3.05%, 04/01/50 (Call 10/01/49)	57	58,480
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	37	47,209
		493,442
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	80	105,074
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	128	127,465
3.13%, 04/24/50 (Call 10/24/49)	26	25,953
3.30%, 03/19/25 (Call 12/19/24)	135	142,930
3.95%, 03/15/25 (Call 01/15/25)	315	338,496
4.15%, 03/15/28 (Call 12/15/27)	237	263,715
4.80%, 03/15/48 (Call 09/15/47)	161	204,683
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	177	196,183
4.85%, 11/01/28 (Call 08/01/28)	112	130,003
5.30%, 11/01/38 (Call 05/01/38)	65	82,382
5.40%, 11/01/48 (Call 05/01/48)	116	157,761
7.00%, 10/01/28	20	26,080
8.25%, 09/15/30	120	171,805
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	98,934
2.88%, 04/15/30 (Call 01/15/30)	151	158,382
3.20%, 02/10/27 (Call 11/10/26)	70	74,662
3.65%, 02/15/24 (Call 11/15/23)	285	299,156
3.70%, 10/17/23 (Call 09/17/23)	252	264,421
4.00%, 04/17/25 (Call 02/17/25)	293	316,408
4.20%, 04/17/28 (Call 01/17/28)	408	459,934
4.70%, 04/17/48 (Call 10/17/47)	25	33,176
5.40%, 06/15/40	15	20,070
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	15	16,411
3.38%, 08/15/46 (Call 02/15/46)	45	51,228
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	90	96,134
3.90%, 06/01/50 (Call 12/01/49)	24	27,855
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	100	96,813
3.55%, 03/15/50 (Call 09/15/49)	38	41,553
4.25%, 03/15/35	47	55,160
4.38%, 03/15/45	40	49,436
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	305	300,068
2.65%, 12/01/23	674	696,606
3.25%, 04/01/26	177	188,468
3.40%, 11/15/27 (Call 08/15/27)	538	579,512
4.30%, 05/15/28 (Call 02/15/28)	79	89,862

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.50%, 04/01/46	$139	$175,764
Series B, 7.45%, 04/01/31	174	247,056
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	76	104,988
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	224	232,783
3.50%, 02/01/26 (Call 11/01/25)	100	107,700
3.70%, 08/01/27 (Call 05/01/27)	34	37,097
3.88%, 10/15/46 (Call 04/15/46)	143	160,922
3.95%, 01/15/50 (Call 07/15/49)	55	63,727
4.45%, 02/01/47 (Call 08/01/46)	90	109,707
4.50%, 01/15/29 (Call 10/15/28)	95	109,943
4.65%, 01/15/48 (Call 07/15/47)	90	113,125
5.00%, 04/15/42 (Call 10/15/41)	70	89,319
5.15%, 08/01/43 (Call 02/01/43)	75	98,493
5.40%, 07/15/40 (Call 01/15/40)	42	55,066
5.40%, 01/15/49 (Call 07/15/48)	108	151,074
6.90%, 04/15/38	22	32,572
7.50%, 04/01/31	30	42,290
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	229	239,951
3.40%, 08/15/27 (Call 05/15/27)	220	236,361
4.20%, 08/15/47 (Call 02/15/47)	69	84,344
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	25	23,629
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	39	41,446
3.30%, 07/15/26 (Call 04/15/26)	150	159,519
3.30%, 02/15/50 (Call 08/15/49)	43	44,579
3.75%, 10/01/25 (Call 07/01/25)	45	48,379
4.45%, 03/15/48 (Call 09/15/47)	62	74,220
4.50%, 04/01/46 (Call 10/01/45)	79	93,704
4.85%, 10/01/45 (Call 04/01/45)	109	136,262
5.38%, 09/21/35	37	47,102
5.95%, 04/01/30 (Call 01/01/30)	110	138,187
6.60%, 04/01/40 (Call 10/01/39)	35	50,916
6.60%, 04/01/50 (Call 10/01/49)	120	189,199
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	70	87,884
5.10%, 09/28/48 (Call 03/28/48)	52	70,176
5.15%, 08/15/44 (Call 02/15/44)	67	87,582
		9,771,845
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	25	26,409
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	55	69,241
4.40%, 08/15/47 (Call 02/15/47)	136	172,198
4.80%, 06/15/44 (Call 12/15/43)	96	122,772
6.00%, 11/15/41 (Call 05/15/41)	85	118,810
7.30%, 11/15/39	155	239,340
		748,770
Gas — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	118	128,544
4.13%, 10/15/44 (Call 04/15/44)	49	57,608
4.13%, 03/15/49 (Call 09/15/48)	65	79,195
4.30%, 10/01/48 (Call 04/01/48)	35	43,570
5.50%, 06/15/41 (Call 12/15/40)	5	6,709
Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	$50	$53,074
4.75%, 09/01/28 (Call 06/01/28)	110	121,999
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	80	100,836
4.66%, 02/01/44 (Call 08/01/43)	20	24,915
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50 (Call 12/01/49)	30	31,709
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	90	101,421
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	65	80,337
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	85	107,798
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	142	171,241
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	30	32,701
3.80%, 09/29/46 (Call 03/29/46)	30	32,844
4.15%, 06/01/49 (Call 12/01/48)	171	200,460
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	119	137,139
Series K, 3.80%, 09/15/46 (Call 03/15/46)	65	75,763
		1,587,863
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	220,582
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	57	61,664
3.25%, 03/01/27 (Call 12/01/26)	10	10,796
4.10%, 03/01/48 (Call 09/01/47)	10	12,358
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	10	11,537
4.85%, 11/15/48 (Call 05/15/48)	15	20,525
5.20%, 09/01/40	57	75,465
		412,927
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	114	146,309
4.75%, 04/15/43 (Call 10/15/42)	32	42,278
4.90%, 11/30/46 (Call 05/30/46)	200	278,860
5.30%, 05/27/40	135	187,385
6.00%, 04/01/39	155	228,791
6.15%, 11/30/37	30	44,380
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(c)	70	70,026
2.27%, 12/01/28 (Call 10/01/28)(c)	50	50,283
3.50%, 08/15/46 (Call 02/15/46)	174	191,278
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	45	54,061
4.70%, 03/01/49 (Call 09/01/48)	44	56,728
7.38%, 01/15/40	65	101,958
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	5	4,886
4.38%, 09/15/45 (Call 03/15/45)	70	89,018
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	64	67,602
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	58	62,304
3.40%, 11/15/49 (Call 05/15/49)	32	35,592
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	129	145,761

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$32	$41,257
6.88%, 03/11/38	25	37,170
Medtronic Inc., 4.63%, 03/15/45	148	197,080
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	60	58,660
2.25%, 09/15/31 (Call 06/15/31)	35	34,054
3.30%, 09/15/29 (Call 06/15/29)	205	217,640
3.63%, 03/15/51 (Call 09/15/50)	30	32,938
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	50	48,330
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	15	15,169
3.75%, 03/15/51 (Call 09/15/50)	15	16,644
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	10,232
4.38%, 05/15/44 (Call 11/15/43)	24	29,519
4.63%, 03/15/46 (Call 09/15/45)	69	89,708
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	8	10,081
4.50%, 03/25/30 (Call 12/25/29)	76	90,698
5.30%, 02/01/44 (Call 08/01/43)	88	123,356
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	200	200,790
4.45%, 08/15/45 (Call 02/15/45)	74	90,264
5.75%, 11/30/39	15	20,320
		3,221,410
Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	170	193,191
4.13%, 11/15/42 (Call 05/15/42)	85	97,096
4.50%, 05/15/42 (Call 11/15/41)	25	30,058
4.75%, 03/15/44 (Call 09/15/43)	164	204,147
6.63%, 06/15/36	101	144,683
6.75%, 12/15/37	69	100,943
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	70	73,157
3.13%, 05/15/50 (Call 11/15/49)	98	100,947
3.60%, 03/15/51 (Call 09/15/50)	80	89,030
3.70%, 09/15/49 (Call 03/15/49)	30	33,580
4.38%, 12/01/47 (Call 06/01/47)	111	136,773
4.55%, 03/01/48 (Call 09/01/47)	92	115,715
4.63%, 05/15/42	152	189,425
4.65%, 01/15/43	180	224,003
4.65%, 08/15/44 (Call 02/15/44)	22	27,698
5.10%, 01/15/44	71	94,060
5.85%, 01/15/36	35	46,924
5.95%, 12/15/34	20	27,200
6.38%, 06/15/37	14	19,871
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	15	15,328
4.13%, 06/15/29 (Call 03/15/29)	399	439,283
4.50%, 02/15/27 (Call 08/15/26)	255	280,811
5.00%, 03/15/24	402	433,625
5.13%, 06/15/39 (Call 12/15/38)	58	71,315
5.25%, 04/15/25	236	262,382
5.25%, 06/15/26 (Call 12/15/25)	306	344,164
5.25%, 06/15/49 (Call 12/15/48)	120	154,680
5.50%, 06/15/47 (Call 12/15/46)	352	462,908
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	35	36,793
Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 08/15/49 (Call 02/15/49)	$36	$42,075
4.63%, 12/01/42 (Call 06/01/42)	102	125,656
4.80%, 03/15/47 (Call 09/14/46)	35	45,415
4.88%, 04/01/30 (Call 01/01/30)	69	81,067
4.95%, 10/01/44 (Call 04/01/44)	105	136,577
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	25	25,433
2.95%, 12/01/29 (Call 09/01/29)	232	242,969
4.70%, 02/01/45 (Call 08/01/44)	114	140,585
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	25	30,091
Series I, 3.74%, 10/01/47	89	104,389
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	275	283,800
2.95%, 06/30/30 (Call 03/30/30)	311	324,155
3.45%, 06/01/26 (Call 03/01/26)	525	562,942
3.50%, 03/30/25 (Call 12/30/24)	414	440,036
4.20%, 06/30/29 (Call 03/30/29)	121	137,539
4.25%, 04/01/24 (Call 01/01/24)	55	58,514
4.70%, 03/30/45 (Call 09/30/44)	95	120,715
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	40	40,923
3.13%, 05/15/60 (Call 11/15/59)	58	60,424
3.25%, 05/15/51 (Call 11/15/50)	45	48,913
3.50%, 08/15/39 (Call 02/15/39)	10	11,060
3.70%, 08/15/49 (Call 02/15/49)	74	85,631
3.75%, 10/15/47 (Call 04/15/47)	30	34,744
3.88%, 08/15/59 (Call 02/15/59)	58	70,114
3.95%, 10/15/42 (Call 04/15/42)	25	29,511
4.20%, 01/15/47 (Call 07/15/46)	89	109,442
4.25%, 03/15/43 (Call 09/15/42)	45	54,955
4.25%, 04/15/47 (Call 10/15/46)	82	102,664
4.25%, 06/15/48 (Call 12/15/47)	105	131,060
4.38%, 03/15/42 (Call 09/15/41)	10	12,213
4.45%, 12/15/48 (Call 06/15/48)	179	230,235
4.63%, 07/15/35	74	92,248
4.63%, 11/15/41 (Call 05/15/41)	76	95,768
4.75%, 07/15/45	162	213,884
5.70%, 10/15/40 (Call 04/15/40)	59	82,803
5.80%, 03/15/36	20	27,584
5.95%, 02/15/41 (Call 08/15/40)	20	28,949
6.50%, 06/15/37	30	44,515
6.63%, 11/15/37	86	128,529
6.88%, 02/15/38	65	100,355
		9,188,272
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	35	34,345
6.00%, 01/15/43 (Call 10/15/42)	15	18,872
		53,217
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	47	50,410
3.50%, 11/15/51 (Call 05/15/51)	175	179,541
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	55	66,846
4.60%, 05/15/50 (Call 11/15/49)	48	59,951
4.75%, 02/26/29 (Call 11/26/28)	77	89,365
		446,113

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	$70	$84,645
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	20	19,458
3.10%, 10/01/27 (Call 07/01/27)	416	444,538
3.50%, 12/15/24 (Call 09/15/24)	255	271,470
3.90%, 05/15/28 (Call 02/15/28)	124	139,810
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	100,088
2.40%, 06/01/23	100	102,616
2.75%, 02/15/26	169	179,148
2.88%, 02/07/50 (Call 08/07/49)	160	167,346
3.05%, 08/15/25	15	16,001
3.10%, 03/26/30 (Call 12/26/29)	423	458,735
3.20%, 04/25/29 (Call 01/25/29)	220	239,461
3.20%, 07/30/46 (Call 01/30/46)	100	111,014
3.90%, 05/04/47 (Call 11/04/46)	110	134,642
3.95%, 11/01/28 (Call 08/01/28)	5	5,704
5.30%, 03/01/41	130	180,279
6.63%, 08/01/37	45	69,713
		2,724,668
Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	200	228,778
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	144	159,661
4.00%, 10/15/46 (Call 04/15/46)	15	18,000
4.75%, 01/15/49 (Call 07/15/48)	7	9,408
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	121	145,515
4.20%, 12/15/46 (Call 06/15/46)	62	77,455
4.50%, 06/15/43	57	71,168
5.35%, 06/01/33	38	48,408
5.55%, 05/09/35	5	6,676
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	15	19,725
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	46,231
5.25%, 04/02/30 (Call 01/02/30)	25	30,158
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	75	84,521
4.20%, 04/01/28 (Call 01/01/28)	10	11,285
4.25%, 03/15/29 (Call 12/15/28)	10	11,410
4.38%, 01/15/55 (Call 07/15/54)	115	144,664
4.50%, 07/16/44 (Call 01/16/44)	258	317,386
4.70%, 07/10/35 (Call 01/10/35)	30	36,199
4.75%, 04/01/48 (Call 10/01/47)	56	73,619
4.80%, 07/10/45 (Call 01/10/45)	10	12,948
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	60	67,614
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	52	57,014
4.50%, 12/15/28 (Call 09/15/28)	24	27,614
6.25%, 09/30/40	65	94,715
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31 (Call 09/02/31)	25	25,188
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	50	62,525
4.75%, 05/15/45 (Call 11/15/44)	87	112,449
Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	$41	$54,747
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	40	43,946
7.35%, 05/01/34	17	24,911
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	30	39,812
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	25	26,990
4.90%, 03/27/28 (Call 12/27/27)	29	33,325
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	71,552
6.15%, 04/03/30 (Call 01/03/30)	45	55,778
AXA SA, 8.60%, 12/15/30	288	417,655
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	15	16,568
4.90%, 01/15/40 (Call 01/15/30)(a)	45	47,104
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	285	352,203
4.25%, 01/15/49 (Call 07/15/48)	144	179,461
4.30%, 05/15/43	18	22,019
5.75%, 01/15/40	135	194,084
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	28	31,184
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	11,407
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	92	106,444
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	14	15,832
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	315	354,766
5.00%, 04/20/48 (Call 10/20/47)	206	264,595
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	10	12,892
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	40	38,986
4.00%, 05/15/30 (Call 02/15/30)	5	5,509
4.60%, 11/15/24	40	43,614
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	108	118,910
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	12	12,509
3.60%, 08/19/49 (Call 02/19/49)	89	99,023
4.30%, 04/15/43	60	71,868
4.40%, 03/15/48 (Call 09/15/47)	36	45,219
5.95%, 10/15/36	38	51,734
6.10%, 10/01/41	32	45,640
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	45	47,533
3.63%, 12/12/26 (Call 09/15/26)	14	15,203
3.80%, 03/01/28 (Call 12/01/27)	40	44,323
4.35%, 03/01/48 (Call 09/01/47)	94	115,644
6.30%, 10/09/37	47	66,989
7.00%, 06/15/40	30	46,288
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	40,052
6.00%, 02/01/35	15	20,183
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	105	113,800
4.15%, 03/04/26	211	232,902
5.38%, 03/04/46	155	223,171
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	75	81,252

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.15%, 09/17/50 (Call 03/17/50)	$35	$41,658
4.30%, 11/01/47 (Call 05/01/47)	35	42,280
5.00%, 04/05/46	72	94,283
5.00%, 05/20/49 (Call 11/20/48)	5	6,502
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	55	58,049
3.50%, 03/10/25 (Call 12/10/24)	15	15,957
3.75%, 03/14/26 (Call 12/14/25)	120	130,286
3.88%, 03/15/24 (Call 02/15/24)	81	85,977
4.20%, 03/01/48 (Call 09/01/47)	60	74,551
4.35%, 01/30/47 (Call 07/30/46)	92	117,697
4.38%, 03/15/29 (Call 12/15/28)	17	19,390
4.75%, 03/15/39 (Call 09/15/38)	45	57,184
4.90%, 03/15/49 (Call 09/15/48)	342	470,650
5.88%, 08/01/33	50	67,163
MetLife Inc.
4.05%, 03/01/45	258	310,516
4.13%, 08/13/42	125	148,294
4.55%, 03/23/30 (Call 12/23/29)	121	142,859
4.60%, 05/13/46 (Call 11/13/45)	40	51,852
4.72%, 12/15/44	47	59,811
4.88%, 11/13/43	52	68,506
5.70%, 06/15/35	50	67,609
5.88%, 02/06/41	10	14,371
6.38%, 06/15/34	60	84,637
6.40%, 12/15/66 (Call 12/15/31)	175	216,877
6.50%, 12/15/32	15	21,022
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	19,024
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	188	199,925
3.70%, 05/15/29 (Call 02/15/29)	42	46,591
4.30%, 11/15/46 (Call 05/15/46)	69	86,636
4.35%, 05/15/43	62	76,057
4.63%, 09/15/42	9	11,364
6.05%, 10/15/36	54	75,565
Progressive Corp. (The)
2.45%, 01/15/27	60	62,771
3.20%, 03/26/30 (Call 12/26/29)	25	27,187
3.70%, 01/26/45	35	40,214
3.95%, 03/26/50 (Call 09/26/49)	30	36,758
4.00%, 03/01/29 (Call 12/01/28)	39	44,400
4.13%, 04/15/47 (Call 10/15/46)	66	81,284
4.20%, 03/15/48 (Call 09/15/47)	98	122,503
4.35%, 04/25/44	65	81,748
6.25%, 12/01/32	30	41,355
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	69	69,284
2.10%, 03/10/30 (Call 12/10/29)	30	30,348
3.00%, 03/10/40 (Call 09/10/39)	25	25,937
3.70%, 03/13/51 (Call 09/13/50)	45	51,922
3.88%, 03/27/28 (Call 12/27/27)	14	15,651
3.91%, 12/07/47 (Call 06/07/47)	114	134,203
3.94%, 12/07/49 (Call 06/07/49)	150	179,719
4.35%, 02/25/50 (Call 08/25/49)	105	134,239
4.42%, 03/27/48 (Call 09/27/47)	23	29,138
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	51	53,505
4.60%, 05/15/44	118	149,368
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	148	159,257
Security	Par (000)	Value

Insurance (continued)
5.70%, 12/14/36	$260	$352,927
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	137	154,370
5.75%, 07/15/33	15	19,710
6.63%, 06/21/40	15	22,693
Prudential PLC, 3.13%, 04/14/30	25	26,840
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	132	146,833
3.95%, 09/15/26 (Call 06/15/26)	55	60,297
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,212
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	15,920
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	29,351
3.75%, 05/15/46 (Call 11/15/45)	88	104,230
4.00%, 05/30/47 (Call 11/30/46)	152	185,571
4.05%, 03/07/48 (Call 09/07/47)	10	12,443
4.10%, 03/04/49 (Call 09/04/48)	25	31,317
4.30%, 08/25/45 (Call 02/25/45)	125	157,569
4.60%, 08/01/43	87	112,512
5.35%, 11/01/40	75	103,605
6.25%, 06/15/37	142	205,901
6.75%, 06/20/36	95	142,311
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	70,118
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	37,809
5.75%, 08/15/42	100	126,178
Voya Financial Inc.
3.65%, 06/15/26	70	76,110
4.80%, 06/15/46	84	108,903
5.70%, 07/15/43	44	61,203
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	60	61,929
3.88%, 09/15/49 (Call 03/15/49)	63	68,917
4.50%, 09/15/28 (Call 06/15/28)	44	49,676
5.05%, 09/15/48 (Call 03/15/48)	123	159,485
WR Berkley Corp., 4.75%, 08/01/44	47	59,732
XLIT Ltd.
4.45%, 03/31/25	511	559,484
5.25%, 12/15/43	114	159,510
		14,013,561
Internet — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	15	16,359
4.20%, 12/06/47 (Call 06/06/47)	5	5,678
4.50%, 11/28/34 (Call 05/28/34)	205	236,059
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	414	426,333
2.05%, 08/15/50 (Call 02/15/50)	105	95,211
2.25%, 08/15/60 (Call 02/15/60)	54	49,221
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	55	52,991
2.70%, 06/03/60 (Call 12/03/59)	205	200,824
3.10%, 05/12/51 (Call 11/12/50)	140	151,589
3.25%, 05/12/61 (Call 11/12/60)	60	66,170
4.05%, 08/22/47 (Call 02/22/47)	207	255,341
4.25%, 08/22/57 (Call 02/22/57)	134	174,220
4.95%, 12/05/44 (Call 06/05/44)	84	114,935
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	42	46,067
3.60%, 06/01/26 (Call 03/01/26)	70	75,638

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$55	$64,389
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	74	80,693
4.50%, 06/20/28 (Call 03/20/28)	90	102,097
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	112	113,531
3.45%, 08/01/24 (Call 05/01/24)	20	21,057
3.60%, 06/05/27 (Call 03/05/27)	225	243,781
3.65%, 05/10/51 (Call 11/10/50)	10	11,015
4.00%, 07/15/42 (Call 01/15/42)	157	179,074
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	20	20,615
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	216,492
		3,019,380
Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	30	38,191
5.20%, 08/01/43 (Call 02/01/43)	7	9,427
6.40%, 12/01/37	20	29,245
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	160	166,194
3.25%, 10/15/50 (Call 04/15/50)	10	10,126
3.45%, 04/15/30 (Call 01/15/30)	210	223,845
		477,028
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	65	68,867
4.63%, 07/28/45 (Call 01/28/45)	205	224,788
		293,655
Lodging — 0.6%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	85	90,406
3.70%, 01/15/31 (Call 10/15/30)	117	123,154
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	147	149,802
3.90%, 08/08/29 (Call 05/08/29)	165	167,290
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	15	17,058
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	275	309,889
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	50	52,521
Series X, 4.00%, 04/15/28 (Call 01/15/28)	75	81,587
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	35	36,060
5.13%, 08/08/25 (Call 06/08/25)	270	284,529
5.40%, 08/08/28 (Call 05/08/28)	7,660	8,266,749
		9,579,045
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	85	95,633
Caterpillar Financial Services Corp.
1.15%, 09/14/26	100	98,518
2.15%, 11/08/24	174	179,232
2.40%, 08/09/26	40	41,630
2.85%, 05/17/24	24	25,071
3.25%, 12/01/24	102	108,383
3.30%, 06/09/24	306	323,212
3.65%, 12/07/23	234	247,366
3.75%, 11/24/23	252	266,888
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	16	16,778
3.25%, 09/19/49 (Call 03/19/49)	31	34,375
Security	Par (000)	Value

Machinery (continued)
3.25%, 04/09/50 (Call 10/09/49)	$60	$66,979
3.40%, 05/15/24 (Call 02/15/24)	44	46,384
3.80%, 08/15/42	40	47,006
4.75%, 05/15/64 (Call 11/15/63)	5	7,354
5.20%, 05/27/41	42	57,754
5.30%, 09/15/35	24	31,829
6.05%, 08/15/36	26	37,269
CNH Industrial Capital LLC, 4.20%, 01/15/24	221	234,304
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	112	122,229
4.50%, 08/15/23	1,517	1,601,163
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	11,281
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	210	220,065
2.88%, 09/07/49 (Call 03/07/49)	10	10,489
3.10%, 04/15/30 (Call 01/15/30)	20	21,609
3.75%, 04/15/50 (Call 10/15/49)	65	78,818
5.38%, 10/16/29	55	69,012
7.13%, 03/03/31	5	7,055
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	32,544
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	49,035
3.50%, 10/01/30 (Call 07/01/30)	30	31,123
John Deere Capital Corp.
1.30%, 10/13/26	30	29,689
1.75%, 03/09/27	99	99,290
2.05%, 01/09/25	35	36,040
2.25%, 09/14/26	25	25,863
2.45%, 01/09/30	2	2,065
2.65%, 06/10/26	105	110,258
2.80%, 09/08/27	23	24,426
2.80%, 07/18/29	15	15,893
3.05%, 01/06/28	94	101,553
3.40%, 09/11/25	55	59,246
3.45%, 03/13/25	35	37,522
3.45%, 03/07/29	10	11,093
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	72	75,255
4.60%, 05/15/28 (Call 02/15/28)	10	11,418
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	22	23,050
3.50%, 03/01/29 (Call 12/01/28)	309	343,265
4.20%, 03/01/49 (Call 09/01/48)	37	47,043
Westinghouse Air Brake Technologies Corp., 4.95%,
09/15/28 (Call 06/15/28)	372	424,173
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	698	697,016
2.25%, 01/30/31 (Call 10/30/30)	180	180,740
3.25%, 11/01/26 (Call 08/01/26)	185	198,028
4.38%, 11/01/46 (Call 05/01/46)	35	42,700
		6,816,014
Manufacturing — 1.0%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	960	984,038
2.25%, 03/15/23 (Call 02/15/23)	7,149	7,283,258
2.25%, 09/19/26 (Call 06/19/26)	586	606,703
2.38%, 08/26/29 (Call 05/26/29)	844	866,645
2.65%, 04/15/25 (Call 03/15/25)	285	298,024
2.88%, 10/15/27 (Call 07/15/27)	555	591,058
3.00%, 08/07/25	630	671,038

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.05%, 04/15/30 (Call 01/15/30)	$50	$53,861
3.25%, 08/26/49 (Call 02/26/49)(b)	30	33,038
3.38%, 03/01/29 (Call 12/01/28)	119	130,123
3.63%, 10/15/47 (Call 04/15/47)	149	173,510
3.70%, 04/15/50 (Call 10/15/49)(b)	10	11,889
4.00%, 09/14/48 (Call 03/14/48)	102	125,318
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	60	57,995
2.75%, 03/01/30 (Call 12/01/29)	117	120,097
3.50%, 12/01/24 (Call 10/01/24)	81	85,591
3.75%, 12/01/27 (Call 09/01/27)	70	75,888
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	92	97,952
3.92%, 09/15/47 (Call 02/15/47)	35	41,273
4.00%, 11/02/32	10	11,553
4.15%, 11/02/42	25	29,717
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	587	709,783
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	86	96,980
4.35%, 05/01/50 (Call 11/01/49)	263	348,848
5.88%, 01/14/38	142	198,955
6.15%, 08/07/37	44	62,931
6.75%, 03/15/32	90	125,015
6.88%, 01/10/39	85	132,283
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	54	63,850
4.88%, 09/15/41 (Call 03/15/41)	10	13,153
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	15	16,095
3.25%, 06/14/29 (Call 03/14/29)	45	47,902
4.00%, 06/14/49 (Call 12/14/48)	43	51,053
4.10%, 03/01/47 (Call 09/01/46)	56	65,808
4.20%, 11/21/34 (Call 05/21/34)	35	40,415
4.45%, 11/21/44 (Call 05/21/44)	138	168,350
6.25%, 05/15/38	20	28,145
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	140	159,333
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	36	37,570
3.38%, 03/01/28 (Call 12/01/27)	10	10,728
3.65%, 03/15/27 (Call 12/15/26)	187	201,949
3.90%, 09/17/29 (Call 06/17/29)	40	44,196
4.00%, 03/15/26 (Call 12/15/25)	73	79,481
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	85	93,453
4.25%, 06/15/23	421	441,469
4.30%, 02/21/48 (Call 08/21/47)	5	6,179
5.75%, 06/15/43	94	135,900
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	92	98,592
3.55%, 11/01/24 (Call 08/01/24)	269	286,133
3.80%, 03/21/29 (Call 12/21/28)	355	388,750
4.50%, 03/21/49 (Call 09/21/48)	105	132,382
4.65%, 11/01/44 (Call 05/01/44)	27	34,087
		16,668,337
Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	25	24,305
3.50%, 03/01/42 (Call 09/01/41)	50	48,389
Security	Par (000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$22	$21,434
3.85%, 04/01/61 (Call 10/01/60)	105	100,411
3.90%, 06/01/52 (Call 12/01/51)	54	54,405
3.95%, 06/30/62 (Call 12/30/61)	50	48,761
4.40%, 12/01/61 (Call 06/01/61)	155	161,884
4.80%, 03/01/50 (Call 09/01/49)	105	118,327
5.13%, 07/01/49 (Call 01/01/49)	239	280,784
5.38%, 04/01/38 (Call 10/01/37)	30	36,027
5.38%, 05/01/47 (Call 11/01/46)	40	48,148
5.75%, 04/01/48 (Call 10/01/47)	147	186,008
6.38%, 10/23/35 (Call 04/23/35)	125	162,047
6.48%, 10/23/45 (Call 04/23/45)	110	149,898
6.83%, 10/23/55 (Call 04/23/55)	70	103,263
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	37	33,824
2.65%, 08/15/62 (Call 02/15/62)	29	26,190
2.80%, 01/15/51 (Call 07/15/50)	58	56,069
2.89%, 11/01/51 (Call 05/01/51)(c)	367	360,989
2.94%, 11/01/56 (Call 05/01/56)(c)	267	259,289
2.99%, 11/01/63 (Call 05/01/63)(c)	199	192,515
3.25%, 11/01/39 (Call 05/01/39)	68	71,886
3.40%, 07/15/46 (Call 01/15/46)	60	64,193
3.45%, 02/01/50 (Call 08/01/49)	185	199,809
3.75%, 04/01/40 (Call 10/01/39)	90	100,980
3.90%, 03/01/38 (Call 09/01/37)	47	53,509
3.97%, 11/01/47 (Call 05/01/47)	198	229,086
4.00%, 08/15/47 (Call 02/15/47)	119	138,370
4.00%, 03/01/48 (Call 09/01/47)	113	131,360
4.00%, 11/01/49 (Call 05/01/49)	206	240,383
4.05%, 11/01/52 (Call 05/01/52)	49	58,423
4.60%, 10/15/38 (Call 04/15/38)	100	121,783
4.60%, 08/15/45 (Call 02/15/45)	81	101,947
4.65%, 07/15/42	69	86,104
4.70%, 10/15/48 (Call 04/15/48)	63	82,097
4.75%, 03/01/44	14	17,777
4.95%, 10/15/58 (Call 04/15/58)	45	63,341
5.65%, 06/15/35	28	37,141
6.50%, 11/15/35	63	90,675
6.55%, 07/01/39	5	7,604
6.95%, 08/15/37	5	7,602
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	157	167,758
4.65%, 05/15/50 (Call 11/15/49)	186	219,753
4.88%, 04/01/43	75	90,173
5.00%, 09/20/37 (Call 03/20/37)	20	24,052
5.20%, 09/20/47 (Call 03/20/47)	167	210,592
5.30%, 05/15/49 (Call 11/15/48)	113	143,814
6.35%, 06/01/40	30	41,642
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	90	116,038
5.58%, 01/25/49 (Call 07/25/48)	164	224,731
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	18,036
6.63%, 01/15/40	125	172,056
NBCUniversal Media LLC
4.45%, 01/15/43	46	55,974
6.40%, 04/30/40	10	14,845
Thomson Reuters Corp.
5.50%, 08/15/35	40	51,961
5.65%, 11/23/43 (Call 05/23/43)	52	72,532

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.85%, 04/15/40	$80	$112,598
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	142	156,155
5.50%, 09/01/41 (Call 03/01/41)	17	20,842
5.88%, 11/15/40 (Call 05/15/40)	104	131,280
6.55%, 05/01/37	35	46,885
6.75%, 06/15/39	47	64,536
7.30%, 07/01/38	55	78,997
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	42	61,758
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	35	36,389
3.70%, 12/01/42	25	28,304
4.13%, 06/01/44	26	31,096
4.38%, 08/16/41	60	72,448
Series E, 4.13%, 12/01/41	45	53,698
ViacomCBS Inc.
3.38%, 02/15/28 (Call 12/15/27)	122	130,735
3.70%, 06/01/28 (Call 03/01/28)	5	5,458
4.20%, 06/01/29 (Call 03/01/29)	45	50,134
4.38%, 03/15/43	125	141,619
4.60%, 01/15/45 (Call 07/15/44)	146	176,864
4.85%, 07/01/42 (Call 01/01/42)	45	54,092
4.90%, 08/15/44 (Call 02/15/44)	42	51,052
4.95%, 01/15/31 (Call 11/15/30)	5	5,932
4.95%, 05/19/50 (Call 11/19/49)	110	138,988
5.25%, 04/01/44 (Call 10/01/43)	123	155,419
5.50%, 05/15/33	42	52,878
5.85%, 09/01/43 (Call 03/01/43)	180	245,016
5.90%, 10/15/40 (Call 04/15/40)	67	89,796
6.88%, 04/30/36	132	190,048
7.88%, 07/30/30	65	90,557
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	170	166,697
3.50%, 05/13/40 (Call 11/13/39)	96	105,794
3.60%, 01/13/51 (Call 07/13/50)	190	217,951
3.80%, 05/13/60 (Call 11/13/59)	46	54,484
4.63%, 03/23/40 (Call 09/23/39)	12	15,015
4.70%, 03/23/50 (Call 09/23/49)	69	92,468
4.75%, 09/15/44 (Call 03/15/44)	10	12,869
4.75%, 11/15/46 (Call 05/15/46)	105	138,348
4.95%, 10/15/45 (Call 04/15/45)	17	22,487
5.40%, 10/01/43	67	91,919
6.15%, 03/01/37	40	56,602
6.15%, 02/15/41	4	5,866
6.20%, 12/15/34	110	154,614
6.40%, 12/15/35	82	118,296
6.65%, 11/15/37	115	171,877
7.75%, 12/01/45	200	353,922
		10,253,777
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45
(Call 12/15/44)	198	248,042
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	29	32,449
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	74	92,329
5.25%, 10/01/54 (Call 04/01/54)	15	19,442
		392,262
Security	Par (000)	Value

Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$514	$575,773
5.95%, 03/15/24 (Call 12/15/23)	170	185,552
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	240	246,622
4.88%, 03/15/42 (Call 09/15/41)	225	282,674
5.45%, 06/09/44 (Call 12/09/43)	30	40,772
6.25%, 10/01/39	68	95,801
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	130	129,798
5.20%, 11/02/40	143	191,849
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	98	118,072
4.75%, 03/22/42 (Call 09/22/41)	100	129,354
		1,996,267
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	244	277,047

Oil & Gas — 0.9%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	122	114,790
2.94%, 06/04/51 (Call 12/04/50)	30	29,095
3.00%, 02/24/50 (Call 08/24/49)	165	162,208
3.00%, 03/17/52 (Call 09/17/51)	55	53,906
3.02%, 01/16/27 (Call 10/16/26)	20	21,023
3.12%, 05/04/26 (Call 02/04/26)	80	84,636
3.19%, 04/06/25 (Call 03/06/25)	5	5,269
3.38%, 02/08/61 (Call 08/08/60)	55	56,846
3.41%, 02/11/26 (Call 12/11/25)	12	12,825
3.54%, 04/06/27 (Call 02/06/27)	45	48,554
3.59%, 04/14/27 (Call 01/14/27)	78	84,195
3.63%, 04/06/30 (Call 01/06/30)	91	99,862
3.80%, 09/21/25 (Call 07/21/25)	35	37,892
3.94%, 09/21/28 (Call 06/21/28)	22	24,477
4.23%, 11/06/28 (Call 08/06/28)	108	122,262
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	135	144,288
3.72%, 11/28/28 (Call 08/28/28)	10	11,008
Burlington Resources LLC
5.95%, 10/15/36	196	267,681
7.20%, 08/15/31	80	113,109
7.40%, 12/01/31	64	92,243
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	5	5,193
3.08%, 05/11/50 (Call 11/11/49)	184	195,975
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	52	48,320
4.20%, 10/15/49 (Call 04/15/49)	35	43,419
5.25%, 11/15/43 (Call 05/15/43)	5	6,974
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	241,940
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	6,673
Conoco Funding Co., 7.25%, 10/15/31	47	66,705
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	17	22,445
4.88%, 10/01/47 (Call 04/01/47)(c)	15	19,904
5.90%, 10/15/32	172	226,887
5.90%, 05/15/38	158	217,083
6.50%, 02/01/39	97	141,889
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	89	106,918

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 03/15/26 (Call 12/15/25)	$452	$510,529
5.95%, 03/15/46 (Call 09/15/45)	10	15,046
6.95%, 04/15/29	156	205,113
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	45	51,504
5.00%, 06/15/45 (Call 12/15/44)	82	99,297
5.60%, 07/15/41 (Call 01/15/41)	62	77,940
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	206	216,370
4.40%, 03/24/51 (Call 09/24/50)	5	5,669
Eni USA Inc., 7.30%, 11/15/27	45	57,420
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	78	89,755
4.95%, 04/15/50 (Call 10/15/49)	75	101,125
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	360	366,908
2.45%, 01/17/23	17	17,338
2.65%, 01/15/24	421	435,365
2.88%, 04/06/25 (Call 03/06/25)	335	351,385
3.00%, 04/06/27 (Call 02/06/27)	505	534,159
3.13%, 04/06/30 (Call 01/06/30)	235	252,815
3.25%, 11/10/24	485	513,353
3.25%, 11/18/49 (Call 05/18/49)	115	123,187
3.63%, 09/10/28 (Call 06/10/28)	99	109,543
3.70%, 03/01/24	282	298,886
3.70%, 04/06/50 (Call 10/06/49)	140	162,995
3.95%, 05/15/43	227	264,777
4.25%, 11/23/41	82	100,826
4.80%, 11/08/43	145	189,490
5.10%, 08/17/40	185	245,826
7.25%, 09/23/27	25	32,308
7.75%, 06/15/23	20	22,122
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	69	71,401
2.44%, 08/16/29 (Call 05/16/29)	35	35,897
2.61%, 10/15/30 (Call 07/15/30)	74	76,584
3.10%, 08/16/49 (Call 02/16/49)	86	88,808
3.29%, 03/19/27 (Call 01/19/27)	35	37,771
3.45%, 04/15/51 (Call 10/15/50)	129	141,455
3.48%, 03/19/30 (Call 12/19/29)	219	240,002
3.57%, 03/06/45 (Call 09/06/44)	132	146,405
4.11%, 03/01/46 (Call 09/01/45)	59	70,001
4.23%, 03/19/40 (Call 09/19/39)	116	138,003
4.33%, 03/19/50 (Call 09/19/49)	188	234,511
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	200	209,370
4.30%, 04/01/27 (Call 01/01/27)	290	315,245
5.60%, 02/15/41	314	387,030
5.80%, 04/01/47 (Call 10/01/46)	120	155,807
6.00%, 01/15/40	95	120,705
7.13%, 03/15/33	20	26,775
7.30%, 08/15/31	76	101,600
7.88%, 10/01/29	30	40,706
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	35	37,616
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	180	196,560
5.20%, 06/01/45 (Call 12/01/44)	159	189,682
6.60%, 10/01/37	187	247,762
6.80%, 03/15/32	83	106,731
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	$15	$16,127
4.50%, 04/01/48 (Call 10/01/47)	105	120,262
4.70%, 05/01/25 (Call 04/01/25)	86	93,988
4.75%, 09/15/44 (Call 03/15/44)	114	133,166
5.00%, 09/15/54 (Call 03/15/54)	36	44,089
5.13%, 12/15/26 (Call 09/15/26)	40	45,484
6.50%, 03/01/41 (Call 09/01/40)	79	109,124
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	110	109,089
3.85%, 04/09/25 (Call 03/09/25)	82	87,741
3.90%, 03/15/28 (Call 12/15/27)	175	191,128
4.65%, 11/15/34 (Call 05/15/34)	112	130,677
4.88%, 11/15/44 (Call 05/15/44)	313	389,563
5.88%, 05/01/42	42	56,948
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	25	25,853
2.83%, 01/10/30 (Call 10/10/29)	185	194,946
2.99%, 06/29/41 (Call 12/29/40)	105	107,283
3.13%, 05/29/50 (Call 11/29/49)	183	189,416
3.39%, 06/29/60 (Call 12/29/59)	88	94,855
3.46%, 02/19/29 (Call 11/19/28)	30	32,730
3.46%, 07/12/49 (Call 01/12/49)	75	81,937
3.70%, 01/15/24	90	95,052
3.75%, 04/10/24	75	79,689
TotalEnergies Capital SA, 3.88%, 10/11/28	25	27,952
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	50	49,198
3.40%, 09/15/26 (Call 06/15/26)	61	64,683
3.65%, 12/01/51 (Call 06/01/51)	50	49,143
4.00%, 04/01/29 (Call 01/01/29)	13	14,093
4.35%, 06/01/28 (Call 03/01/28)	52	57,565
4.90%, 03/15/45	51	60,125
6.63%, 06/15/37	127	173,403
7.50%, 04/15/32	16	22,115
		14,751,396
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	230	243,391
3.34%, 12/15/27 (Call 09/15/27)	556	593,791
4.08%, 12/15/47 (Call 06/15/47)	167	187,553
Baker Hughes Holdings LLC, 5.13%, 09/15/40	344	431,111
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,133	1,156,397
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	148	151,474
3.80%, 11/15/25 (Call 08/15/25)	25	27,049
4.50%, 11/15/41 (Call 05/15/41)	75	83,753
4.75%, 08/01/43 (Call 02/01/43)	60	69,961
4.85%, 11/15/35 (Call 05/15/35)	90	106,670
5.00%, 11/15/45 (Call 05/15/45)	160	195,342
6.70%, 09/15/38	51	70,447
7.45%, 09/15/39	114	168,177
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	151	155,190
3.95%, 12/01/42 (Call 06/01/42)	77	75,922

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	$228	$232,464
3.65%, 12/01/23 (Call 09/01/23)	140	146,535
		4,095,227
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	137	147,331
4.50%, 05/15/28 (Call 02/15/28)	116	132,767
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	140	142,563
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	40	40,560
4.05%, 12/15/49 (Call 06/15/49)	57	68,442
WestRock MWV LLC, 8.20%, 01/15/30	30	41,722
		573,385
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	226	258,793
4.25%, 11/14/28 (Call 08/14/28)	135	152,034
4.25%, 11/21/49 (Call 05/21/49)	252	303,756
4.30%, 05/14/36 (Call 11/14/35)	218	254,168
4.40%, 11/06/42	160	191,821
4.45%, 05/14/46 (Call 11/14/45)	180	218,599
4.50%, 05/14/35 (Call 11/14/34)	218	258,738
4.63%, 10/01/42 (Call 04/01/42)	62	75,132
4.70%, 05/14/45 (Call 11/14/44)	303	377,729
4.88%, 11/14/48 (Call 05/14/48)	126	163,940
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	125	134,306
4.25%, 03/01/45 (Call 09/01/44)	65	75,711
4.30%, 12/15/47 (Call 06/15/47)	59	69,702
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	210	224,748
3.38%, 11/16/25	427	458,154
3.50%, 08/17/23 (Call 07/17/23)	414	432,481
4.00%, 01/17/29 (Call 10/17/28)	154	174,072
4.00%, 09/18/42	74	88,947
4.38%, 11/16/45	210	270,383
4.38%, 08/17/48 (Call 02/17/48)	44	57,257
6.45%, 09/15/37	210	311,491
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	537	582,001
3.79%, 05/20/50 (Call 11/20/49)	98	111,733
4.67%, 06/06/47 (Call 12/06/46)	90	114,229
4.69%, 12/15/44 (Call 06/15/44)	77	96,673
Bristol-Myers Squibb Co.
3.25%, 02/27/27	77	83,409
3.25%, 08/01/42	28	30,678
4.25%, 10/26/49 (Call 04/26/49)	183	228,682
4.35%, 11/15/47 (Call 05/15/47)	68	85,341
4.50%, 03/01/44 (Call 09/01/43)	10	12,674
4.55%, 02/20/48 (Call 08/20/47)	81	104,648
5.00%, 08/15/45 (Call 02/15/45)	139	187,485
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	433	464,657
3.75%, 09/15/25 (Call 06/15/25)	265	285,537
4.37%, 06/15/47 (Call 12/15/46)	117	133,252
4.50%, 11/15/44 (Call 05/15/44)	31	35,648
4.60%, 03/15/43	131	153,267
Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 09/15/45 (Call 03/15/45)	$185	$225,280
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	166	166,164
3.20%, 03/15/40 (Call 09/15/39)	25	25,715
3.40%, 03/15/50 (Call 09/15/49)	215	224,991
3.88%, 10/15/47 (Call 04/15/47)	75	84,071
4.13%, 11/15/25 (Call 09/15/25)	203	221,599
4.38%, 10/15/28 (Call 07/15/28)	344	390,302
4.80%, 08/15/38 (Call 02/15/38)	173	212,299
4.80%, 07/15/46 (Call 01/16/46)	140	177,348
4.90%, 12/15/48 (Call 06/15/48)	160	207,282
6.13%, 11/15/41	129	186,379
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	192	204,340
3.63%, 04/01/27 (Call 02/01/27)	80	86,505
3.75%, 04/01/30 (Call 01/01/30)	165	181,272
4.13%, 04/01/40 (Call 10/01/39)	74	84,871
4.25%, 04/01/50 (Call 10/01/49)	121	147,239
4.30%, 03/25/28 (Call 12/25/27)	110	123,796
4.78%, 03/25/38 (Call 09/25/37)	345	421,528
4.88%, 07/20/35 (Call 01/20/35)	135	165,132
5.05%, 03/25/48 (Call 09/25/47)	294	388,871
5.13%, 07/20/45 (Call 01/20/45)	163	214,037
5.30%, 12/05/43 (Call 06/05/43)	122	162,061
6.13%, 09/15/39	35	49,179
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	67	62,427
2.75%, 06/01/25 (Call 03/01/25)	110	115,522
3.10%, 05/15/27 (Call 02/15/27)	120	128,852
3.38%, 03/15/29 (Call 12/15/28)	155	170,336
3.70%, 03/01/45 (Call 09/01/44)	30	35,193
3.95%, 05/15/47 (Call 11/15/46)	10	12,490
3.95%, 03/15/49 (Call 09/15/48)	10	12,522
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	264	274,293
3.63%, 05/15/25	65	70,086
3.88%, 05/15/28	92	103,330
4.20%, 03/18/43	25	30,704
6.38%, 05/15/38	126	187,222
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	176	184,068
3.38%, 06/01/29 (Call 03/01/29)	64	69,975
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	32	36,128
3.50%, 01/15/48 (Call 07/15/47)	87	101,760
3.55%, 03/01/36 (Call 09/01/35)	120	137,154
3.63%, 03/03/37 (Call 09/03/36)	135	155,967
3.70%, 03/01/46 (Call 09/01/45)	100	119,472
3.75%, 03/03/47 (Call 09/03/46)	85	102,552
4.50%, 12/05/43 (Call 06/05/43)	103	132,660
4.85%, 05/15/41	27	36,155
5.85%, 07/15/38	135	195,662
5.95%, 08/15/37	97	140,616
6.95%, 09/01/29	15	20,469
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	185	202,608
4.60%, 06/01/44 (Call 12/01/43)	42	55,027
5.90%, 11/01/39	58	83,425
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	80	76,562

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/07/29 (Call 12/07/28)	$145	$158,752
3.70%, 02/10/45 (Call 08/10/44)	235	272,931
3.90%, 03/07/39 (Call 09/07/38)	60	70,210
4.00%, 03/07/49 (Call 09/07/48)	96	118,578
4.15%, 05/18/43	125	151,976
6.50%, 12/01/33	76	111,158
6.55%, 09/15/37	7	10,493
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	12	16,301
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	51	63,135
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	6,139
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	5	6,194
4.13%, 12/15/46	17	21,132
4.20%, 09/15/48 (Call 03/15/48)	190	240,707
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	286	303,123
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	30	30,670
3.38%, 07/09/60 (Call 01/09/60)	75	79,589
5.00%, 11/26/28 (Call 08/26/28)	260	305,828
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	80	98,498
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	130	140,023
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	315	332,316
3.25%, 02/01/23 (Call 11/01/22)	273	278,867
3.90%, 08/20/28 (Call 05/20/28)	136	151,879
3.95%, 09/12/47 (Call 03/12/47)	110	131,719
4.45%, 08/20/48 (Call 02/20/48)	66	85,554
4.50%, 11/13/25 (Call 08/13/25)	212	234,737
4.70%, 02/01/43 (Call 08/01/42)	180	230,576
		18,316,459
Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	67	69,279
4.45%, 07/15/27 (Call 04/15/27)	10	11,006
4.80%, 05/03/29 (Call 02/03/29)	234	264,525
5.95%, 06/01/26 (Call 03/01/26)	30	34,613
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	90	96,280
5.13%, 06/30/27 (Call 01/01/27)	75	84,994
5.88%, 03/31/25 (Call 10/02/24)	95	105,786
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	80	108,898
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	85	91,453
4.40%, 03/15/27 (Call 12/15/26)	140	151,386
4.95%, 05/15/28 (Call 02/15/28)	30	33,491
5.00%, 05/15/44 (Call 11/15/43)	42	45,324
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	55	87,028
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	50	49,326
2.50%, 01/15/25 (Call 12/15/24)	20	20,596
3.13%, 11/15/29 (Call 08/15/29)	100	104,676
3.70%, 07/15/27 (Call 04/15/27)	94	101,416
4.00%, 11/15/49 (Call 05/15/49)	140	158,439
4.25%, 12/01/26 (Call 09/01/26)	95	104,567
4.50%, 06/10/44 (Call 12/10/43)	110	128,665
5.50%, 12/01/46 (Call 05/29/46)	20	27,262
Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	$45	$46,505
3.13%, 07/31/29 (Call 04/30/29)	45	47,720
3.70%, 01/31/51 (Call 07/31/50)	125	132,155
3.95%, 01/31/60 (Call 07/31/59)	41	44,248
4.15%, 10/16/28 (Call 07/16/28)	19	21,365
4.20%, 01/31/50 (Call 07/31/49)	130	147,146
4.25%, 02/15/48 (Call 08/15/47)	110	124,617
4.45%, 02/15/43 (Call 08/15/42)	38	43,764
4.80%, 02/01/49 (Call 08/01/48)	31	37,895
4.85%, 08/15/42 (Call 02/15/42)	77	93,458
4.85%, 03/15/44 (Call 09/15/43)	35	42,285
4.90%, 05/15/46 (Call 11/15/45)	66	80,373
4.95%, 10/15/54 (Call 04/15/54)	54	69,176
5.10%, 02/15/45 (Call 08/15/44)	150	187,107
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	75	75,784
5.70%, 02/15/42	58	76,110
5.95%, 02/01/41	88	118,578
6.13%, 10/15/39	20	27,474
6.45%, 09/01/40	2	2,814
7.55%, 04/15/38	24	36,151
Series D, 6.88%, 03/01/33.	2	2,763
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	20	20,555
Series H, 6.65%, 10/15/34	5	6,868
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	23	25,836
5.00%, 08/15/42 (Call 02/15/42)	5	5,838
5.00%, 03/01/43 (Call 09/01/42)	20	23,409
5.40%, 09/01/44 (Call 03/01/44)	90	110,676
5.50%, 03/01/44 (Call 09/01/43)	86	106,169
5.63%, 09/01/41	5	6,314
5.80%, 03/15/35	40	50,236
6.38%, 03/01/41	74	99,204
6.50%, 02/01/37	37	49,941
6.50%, 09/01/39	73	98,555
6.55%, 09/15/40	9	12,277
6.95%, 01/15/38	203	282,391
7.30%, 08/15/33	62	86,517
7.40%, 03/15/31	15	20,123
7.50%, 11/15/40	21	31,275
7.75%, 03/15/32	50	70,363
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	50	49,609
3.25%, 08/01/50 (Call 02/01/50)	40	37,812
4.30%, 03/01/28 (Call 12/01/27)	65	72,190
5.05%, 02/15/46 (Call 08/15/45)	9	10,808
5.20%, 03/01/48 (Call 09/01/47)	125	155,461
5.30%, 12/01/34 (Call 06/01/34)	75	90,343
5.55%, 06/01/45 (Call 12/01/44)	265	338,402
7.75%, 01/15/32	60	84,898
7.80%, 08/01/31	5	7,005
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	128	137,202
4.20%, 10/03/47 (Call 04/03/47)	93	102,824
4.25%, 09/15/46 (Call 03/15/46)	35	40,019
4.85%, 02/01/49 (Call 08/01/48)	22	26,734
5.15%, 10/15/43 (Call 04/15/43)	45	55,019

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	$24	$26,104
4.25%, 12/01/27 (Call 09/01/27)	135	148,600
4.50%, 04/15/38 (Call 10/15/37)	25	27,811
4.70%, 04/15/48 (Call 10/15/47)	99	114,144
4.80%, 02/15/29 (Call 11/15/28)	123	139,727
4.90%, 04/15/58 (Call 10/15/57)	40	46,701
5.20%, 03/01/47 (Call 09/01/46)	82	99,829
5.50%, 02/15/49 (Call 08/15/48)	186	235,495
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	29,550
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4	4,062
2.75%, 09/01/24 (Call 08/01/24)	40	41,357
3.10%, 03/15/30 (Call 12/15/29)	195	199,370
3.40%, 09/01/29 (Call 06/01/29)	25	26,044
4.00%, 07/13/27 (Call 04/13/27)	99	107,182
4.35%, 03/15/29 (Call 12/15/28)	85	93,382
4.45%, 09/01/49 (Call 03/01/49)	155	172,427
4.50%, 03/15/50 (Call 09/15/49)	50	56,090
4.55%, 07/15/28 (Call 04/15/28)	148	165,291
4.95%, 07/13/47 (Call 01/06/47)	142	166,454
5.20%, 07/15/48 (Call 01/15/48)	45	54,393
6.00%, 06/15/35	90	111,015
6.35%, 01/15/31 (Call 10/15/30)	30	37,853
7.15%, 01/15/51 (Call 07/15/50)	60	89,168
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	155	170,173
6.13%, 02/01/41 (Call 08/01/40)	89	113,860
6.20%, 09/15/43 (Call 03/15/43)	61	80,083
6.65%, 10/01/36	25	33,551
6.85%, 10/15/37	25	34,115
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,368
4.90%, 10/01/46 (Call 04/01/46)	25	30,605
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	20	20,727
4.30%, 01/31/43 (Call 07/31/42)	107	109,307
4.70%, 06/15/44 (Call 12/15/43)	30	32,236
4.90%, 02/15/45 (Call 08/15/44)	36	39,654
5.15%, 06/01/42 (Call 12/01/41)	40	44,431
6.65%, 01/15/37	47	61,196
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	112	123,314
4.50%, 05/15/30 (Call 11/15/29)	50	56,690
5.00%, 03/15/27 (Call 09/15/26)	107	120,463
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	20	21,293
3.50%, 03/15/25 (Call 12/15/24)	15	15,863
4.50%, 03/15/45 (Call 09/15/44)	94	109,842
5.95%, 09/25/43 (Call 03/25/43)	22	30,460
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	95	104,343
4.38%, 03/13/25 (Call 12/13/24)	50	54,056
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	49,829
7.63%, 04/01/37	10	14,294
Texas Eastern Transmission LP, 7.00%, 07/15/32	95	131,302
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	50	49,268
4.10%, 04/15/30 (Call 01/15/30)	45	50,042
Security	Par (000)	Value

Pipelines (continued)
4.25%, 05/15/28 (Call 02/15/28)	$115	$128,430
4.63%, 03/01/34 (Call 12/01/33)	37	43,256
4.75%, 05/15/38 (Call 11/15/37)	45	53,802
4.88%, 05/15/48 (Call 11/15/47)	45	57,298
5.00%, 10/16/43 (Call 04/16/43)	59	72,809
5.10%, 03/15/49 (Call 09/15/48)	90	119,630
5.60%, 03/31/34	12	15,078
5.85%, 03/15/36	70	90,716
6.10%, 06/01/40	55	75,720
6.20%, 10/15/37	67	91,308
7.25%, 08/15/38	69	103,888
7.63%, 01/15/39	167	259,521
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	80	90,210
4.00%, 03/15/28 (Call 12/15/27)	15	16,571
4.45%, 08/01/42 (Call 02/01/42)	7	8,200
4.60%, 03/15/48 (Call 09/15/47)	85	103,741
5.40%, 08/15/41 (Call 02/15/41)	18	23,242
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	120	132,812
4.50%, 03/15/28 (Call 12/15/27)	65	72,182
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	90	97,404
4.85%, 03/01/48 (Call 09/01/47)	25	30,476
4.90%, 01/15/45 (Call 07/15/44)	67	81,152
5.10%, 09/15/45 (Call 03/15/45)	193	238,490
5.40%, 03/04/44 (Call 09/04/43)	28	35,183
5.75%, 06/24/44 (Call 12/24/43)	30	39,188
5.80%, 11/15/43 (Call 05/15/43)	23	30,329
6.30%, 04/15/40	80	108,123
8.75%, 03/15/32	58	87,013
Series A, 7.50%, 01/15/31	7	9,545
		11,862,102
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,526
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	215	215,385
4.88%, 03/01/26 (Call 12/01/25)	518	581,838
		818,749
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	5	5,207
3.38%, 08/15/31 (Call 05/15/31)	32	34,804
3.95%, 01/15/27 (Call 10/15/26)	13	14,294
4.00%, 02/01/50 (Call 08/01/49)	40	47,389
4.50%, 07/30/29 (Call 04/30/29)	15	17,392
4.70%, 07/01/30 (Call 04/01/30)	122	143,738
4.85%, 04/15/49 (Call 10/15/48)	42	55,443
4.90%, 12/15/30 (Call 09/15/30)	89	107,186
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	100	99,131
2.85%, 02/01/30 (Call 11/01/29)	123	125,929
3.30%, 07/15/26 (Call 05/15/26)	20	21,275
3.63%, 11/15/27 (Call 08/15/27)	92	99,129
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	10	11,136
4.90%, 02/15/29 (Call 11/15/28)	13	15,128

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	$105	$102,870
2.10%, 06/15/30 (Call 03/15/30)	45	43,313
2.30%, 09/15/31 (Call 06/15/31)	145	140,638
2.40%, 03/15/25 (Call 02/15/25)	407	417,236
2.75%, 01/15/27 (Call 11/15/26)	195	201,388
2.90%, 01/15/30 (Call 10/15/29)	25	25,557
2.95%, 01/15/25 (Call 12/15/24)	155	161,288
2.95%, 01/15/51 (Call 07/15/50)	100	94,375
3.00%, 06/15/23	190	195,863
3.10%, 06/15/50 (Call 12/15/49)	109	105,860
3.13%, 01/15/27 (Call 10/15/26)	65	68,119
3.38%, 05/15/24 (Call 04/15/24)	35	36,660
3.38%, 10/15/26 (Call 07/15/26)	195	207,016
3.50%, 01/31/23	150	154,402
3.55%, 07/15/27 (Call 04/15/27)	50	53,552
3.60%, 01/15/28 (Call 10/15/27)	215	231,181
3.70%, 10/15/49 (Call 04/15/49)	67	71,787
3.80%, 08/15/29 (Call 05/15/29)	210	227,865
3.95%, 03/15/29 (Call 12/15/28)	146	159,772
4.00%, 06/01/25 (Call 03/01/25)	327	351,388
4.40%, 02/15/26 (Call 11/15/25)	120	131,549
5.00%, 02/15/24	110	118,864
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	200	198,102
2.30%, 03/01/30 (Call 12/01/29)	27	27,407
3.30%, 06/01/29 (Call 03/01/29)	32	34,681
3.90%, 10/15/46 (Call 04/15/46)	29	34,924
4.35%, 04/15/48 (Call 10/15/47)	157	204,645
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	100	96,860
2.75%, 10/01/26 (Call 07/01/26)	145	151,020
2.90%, 03/15/30 (Call 12/15/29)	60	61,461
3.20%, 01/15/25 (Call 10/15/24)	260	272,932
3.25%, 01/30/31 (Call 10/30/30)	77	80,560
3.40%, 06/21/29 (Call 03/21/29)	121	128,743
3.65%, 02/01/26 (Call 11/03/25)	352	377,985
4.50%, 12/01/28 (Call 09/01/28)	35	39,736
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	70	75,538
4.55%, 10/01/29 (Call 07/01/29)	10	11,167
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	97,791
4.05%, 07/01/30 (Call 04/01/30)	162	177,746
4.13%, 06/15/26 (Call 03/15/26)	30	32,745
4.13%, 05/15/29 (Call 02/15/29)	10	11,136
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	20	20,992
3.15%, 07/01/29 (Call 04/01/29)	55	58,914
3.35%, 11/01/49 (Call 05/01/49)	15	16,774
4.10%, 10/15/28 (Call 07/15/28)	10	11,341
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	25	26,398
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	100	96,723
2.90%, 12/01/33 (Call 09/01/33)	100	98,583
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	80	83,166
3.25%, 01/15/51 (Call 07/15/50)	8	7,985
3.30%, 07/01/30 (Call 04/01/30)	195	205,284
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 09/01/27 (Call 06/01/27)	$115	$123,776
3.70%, 06/15/26 (Call 03/15/26)	65	69,892
3.80%, 02/15/28 (Call 11/15/27)	137	149,248
4.00%, 03/01/27 (Call 12/01/26)	10	10,933
4.00%, 11/15/49 (Call 05/15/49)	120	134,249
4.15%, 07/01/50 (Call 01/01/50)	10	11,451
4.30%, 02/15/29 (Call 11/15/28)	135	150,359
4.45%, 02/15/26 (Call 11/15/25)	164	180,321
4.75%, 05/15/47 (Call 11/15/46)	139	173,022
5.20%, 02/15/49 (Call 08/15/48)	161	210,593
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	80,313
2.50%, 02/15/32 (Call 11/15/31)	90	89,463
3.00%, 02/15/30 (Call 11/15/29)	35	36,758
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	134	143,005
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	104	113,443
3.70%, 08/15/27 (Call 05/15/27)	29	31,660
4.45%, 07/15/28 (Call 04/15/28)	150	170,553
Duke Realty LP
2.25%, 01/15/32 (Call 10/15/31)	100	97,932
2.88%, 11/15/29 (Call 08/15/29)	20	21,021
3.05%, 03/01/50 (Call 09/01/49)	27	27,328
3.25%, 06/30/26 (Call 03/30/26)	27	28,871
3.38%, 12/15/27 (Call 09/15/27)	10	10,763
4.00%, 09/15/28 (Call 06/15/28)	20	22,485
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	180	174,274
2.63%, 11/18/24 (Call 10/18/24)	410	422,833
2.90%, 11/18/26 (Call 09/18/26)	160	166,122
2.95%, 09/15/51 (Call 03/15/51)	5	4,774
3.00%, 07/15/50 (Call 01/15/50)	167	159,901
3.20%, 11/18/29 (Call 08/18/29)	326	341,038
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	65	63,118
2.50%, 02/15/30 (Call 11/15/29)	74	75,893
2.85%, 11/01/26 (Call 08/01/26)	12	12,652
3.00%, 07/01/29 (Call 04/01/29)	55	58,501
3.25%, 08/01/27 (Call 05/01/27)	5	5,376
3.50%, 03/01/28 (Call 12/01/27)	10	10,933
4.00%, 08/01/47 (Call 02/01/47)	5	6,088
4.15%, 12/01/28 (Call 09/01/28)	5	5,673
4.50%, 07/01/44 (Call 01/01/44)	40	50,569
4.50%, 06/01/45 (Call 12/01/44)	11	14,058
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	20	21,028
4.50%, 03/15/48 (Call 09/15/47)	10	12,439
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	12,030
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	129	136,165
5.30%, 01/15/29 (Call 10/15/28)	102	116,338
5.75%, 06/01/28 (Call 03/03/28)	97	112,008
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	15,569
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	259	272,636
3.25%, 07/15/26 (Call 05/15/26)	80	85,510
3.50%, 07/15/29 (Call 04/15/29)	114	124,131

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$12	$12,977
6.75%, 02/01/41 (Call 08/01/40)	75	113,663
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	5	5,184
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	169,811
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	27,055
Series H, 3.38%, 12/15/29 (Call 09/16/29)	10	10,253
Series I, 3.50%, 09/15/30 (Call 06/15/30)	30	30,780
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	77,849
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	10,440
3.95%, 11/01/27 (Call 08/01/27)	25	27,022
4.65%, 04/01/29 (Call 01/01/29)	30	34,179
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	35	34,383
3.05%, 02/15/30 (Call 11/15/29)	59	61,368
3.45%, 12/15/24 (Call 09/15/24)	30	31,570
4.25%, 08/15/29 (Call 05/15/29)	115	129,496
4.38%, 10/01/25 (Call 07/01/25)	55	60,174
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	15,704
3.70%, 10/01/49 (Call 04/01/49)	87	95,761
3.80%, 04/01/27 (Call 01/01/27)	25	27,253
4.13%, 12/01/46 (Call 06/01/46)	92	107,422
4.25%, 04/01/45 (Call 10/01/44)	15	17,711
4.45%, 09/01/47 (Call 03/01/47)	80	97,636
Life Storage LP
2.40%, 10/15/31 (Call 07/15/31)	45	44,254
3.88%, 12/15/27 (Call 09/15/27)	10	11,051
4.00%, 06/15/29 (Call 03/15/29)	10	11,052
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	12,393
3.95%, 03/15/29 (Call 12/15/28)	22	24,700
4.20%, 06/15/28 (Call 03/15/28)	2	2,270
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	10	10,111
3.10%, 04/15/50 (Call 10/15/49)	5	4,965
4.30%, 10/15/28 (Call 07/15/28)	10	11,342
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	77	80,464
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	35	36,022
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	180	183,928
2.25%, 04/15/30 (Call 01/15/30)	182	183,749
3.00%, 04/15/50 (Call 10/15/49)	76	79,121
3.25%, 10/01/26 (Call 07/01/26)	12	12,895
3.88%, 09/15/28 (Call 06/15/28)	100	113,193
4.38%, 02/01/29 (Call 11/01/28)	35	40,666
4.38%, 09/15/48 (Call 03/15/48)	100	129,555
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	10,893
3.65%, 01/15/28 (Call 10/15/27)	87	95,651
4.65%, 03/15/47 (Call 09/15/46)	53	69,520
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	80	83,488
3.60%, 02/01/27 (Call 11/01/26)	25	27,011
4.13%, 03/15/28 (Call 12/15/27)	22	24,680
4.40%, 02/01/47 (Call 08/01/46)	10	12,029
4.65%, 03/15/49 (Call 09/15/48)	60	76,257
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	$50	$48,869
3.90%, 10/15/29 (Call 07/15/29)	75	79,061
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	60	60,763
3.25%, 11/30/26 (Call 08/30/26)	25	26,765
3.25%, 09/13/49 (Call 03/13/49)	210	218,814
3.38%, 12/01/27 (Call 09/01/27)	30	32,210
3.80%, 07/15/50 (Call 01/15/50)	87	98,032
4.25%, 10/01/44 (Call 04/01/44)	50	58,986
4.25%, 11/30/46 (Call 05/30/46)	27	32,314
4.75%, 03/15/42 (Call 09/15/41)	5	6,199
6.75%, 02/01/40 (Call 11/01/39)	5	7,432
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	152,741
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	10	10,512
4.00%, 07/15/29 (Call 04/15/29)	30	33,080
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	98,550
4.63%, 03/15/29 (Call 12/15/28)	55	62,170
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	26,826
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	90	93,652
3.10%, 11/01/34 (Call 08/01/34)	25	26,046
3.20%, 01/15/30 (Call 10/15/29)	10	10,628
3.50%, 01/15/28 (Call 10/15/27)	25	27,039
4.40%, 01/26/29 (Call 10/26/28)	5	5,692
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	35	36,236
3.00%, 01/15/30 (Call 10/15/29)	50	51,803
3.25%, 10/15/26 (Call 07/15/26)	25	26,675
3.50%, 02/01/25 (Call 11/01/24)	50	52,927
3.85%, 04/01/27 (Call 01/01/27)	70	76,499
4.13%, 01/15/26 (Call 10/15/25)	40	43,634
4.38%, 02/01/45 (Call 08/01/44)	21	24,784
4.40%, 01/15/29 (Call 10/15/28)	15	16,998
4.75%, 11/15/30 (Call 08/15/30)	45	52,710
4.88%, 04/15/49 (Call 10/15/48)	79	101,101
5.70%, 09/30/43 (Call 03/30/43)	43	57,908
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	70	73,024
2.75%, 01/15/32 (Call 10/15/31)	200	201,814
3.10%, 01/15/30 (Call 10/15/29)	10	10,496
3.63%, 03/15/24 (Call 02/15/24)	80	84,246
4.00%, 06/01/25 (Call 03/01/25)	60	64,655
4.13%, 03/15/29 (Call 09/15/28)	50	55,988
4.25%, 04/01/26 (Call 01/01/26)	96	105,756
4.25%, 04/15/28 (Call 01/15/28)	74	83,085
4.95%, 09/01/48 (Call 03/01/48)	28	36,841
6.50%, 03/15/41 (Call 09/15/40)	80	117,465
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	159	178,097
4.00%, 04/15/30 (Call 01/15/30)	327	366,109
6.95%, 10/01/27	90	114,413
7.38%, 03/15/32	254	360,665
8.50%, 01/15/25	55	66,832
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	35	34,597
3.85%, 07/15/29 (Call 04/15/29)	20	22,171
		17,729,020

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.8%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	$135	$146,197
4.75%, 06/01/30 (Call 03/01/30)	116	134,486
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	730	701,026
4.45%, 10/01/28 (Call 07/01/28)	586	666,464
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	188	203,533
4.55%, 02/15/48 (Call 08/15/47)	163	193,183
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	29	34,245
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)(b)	100	97,955
1.88%, 09/15/31 (Call 06/15/31)	100	97,970
2.13%, 09/15/26 (Call 06/15/26)	75	77,360
2.50%, 04/15/27 (Call 02/15/27)	167	174,717
2.70%, 04/01/23 (Call 01/01/23)	1,002	1,025,307
2.70%, 04/15/30 (Call 01/15/30)	236	247,503
2.75%, 09/15/51 (Call 03/15/51)	50	50,457
2.80%, 09/14/27 (Call 06/14/27)	20	21,189
2.95%, 06/15/29 (Call 03/15/29)	800	852,984
3.00%, 04/01/26 (Call 01/01/26)	5	5,321
3.13%, 12/15/49 (Call 06/15/49)	127	136,008
3.30%, 04/15/40 (Call 10/15/39)	51	55,384
3.35%, 09/15/25 (Call 06/15/25)	225	241,099
3.35%, 04/15/50 (Call 10/15/49)	77	85,720
3.50%, 09/15/56 (Call 03/15/56)	90	102,854
3.75%, 02/15/24 (Call 11/15/23)	32	33,797
3.90%, 12/06/28 (Call 09/06/28)	170	192,365
3.90%, 06/15/47 (Call 12/15/46)	60	72,013
4.20%, 04/01/43 (Call 10/01/42)	70	84,907
4.25%, 04/01/46 (Call 10/01/45)	124	154,731
4.40%, 03/15/45 (Call 09/15/44)	160	201,664
4.50%, 12/06/48 (Call 06/06/48)	120	157,049
4.88%, 02/15/44 (Call 08/15/43)	55	73,465
5.40%, 09/15/40 (Call 03/15/40)	15	20,597
5.88%, 12/16/36	190	269,766
5.95%, 04/01/41 (Call 10/01/40)	186	270,598
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	20,447
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	40	39,090
2.50%, 04/15/26 (Call 01/15/26)	59	61,382
3.00%, 10/15/50 (Call 04/15/50)	48	48,373
3.10%, 05/03/27 (Call 02/03/27)	200	213,116
3.13%, 09/15/24 (Call 06/15/24)	12	12,635
3.38%, 09/15/25 (Call 06/15/25)	80	85,574
3.65%, 04/05/29 (Call 01/05/29)	215	236,936
3.70%, 04/15/46 (Call 10/15/45)	145	161,460
3.88%, 09/15/23 (Call 06/15/23)	35	36,648
4.00%, 04/15/25 (Call 03/15/25)	145	157,242
4.05%, 05/03/47 (Call 11/03/46)	195	228,355
4.38%, 09/15/45 (Call 03/15/45)	99	120,578
4.50%, 04/15/30 (Call 01/15/30)	220	255,563
4.55%, 04/05/49 (Call 10/05/48)	125	159,622
4.65%, 04/15/42 (Call 10/15/41)	80	99,080
5.00%, 04/15/40 (Call 10/15/39)	99	125,699
5.13%, 04/15/50 (Call 10/15/49)	106	146,462
5.50%, 10/15/35	38	50,215
6.50%, 03/15/29	15	19,287
McDonald’s Corp.
3.63%, 05/01/43	83	91,415
Security	Par (000)	Value

Retail (continued)
3.63%, 09/01/49 (Call 03/01/49)	$152	$169,778
3.70%, 02/15/42	50	55,785
3.80%, 04/01/28 (Call 01/01/28)	116	127,971
4.20%, 04/01/50 (Call 10/01/49)	77	93,772
4.45%, 03/01/47 (Call 09/01/46)	127	157,376
4.45%, 09/01/48 (Call 03/01/48)	36	44,727
4.60%, 05/26/45 (Call 11/26/44)	105	131,183
4.70%, 12/09/35 (Call 06/09/35)	105	128,979
4.88%, 07/15/40	50	63,472
4.88%, 12/09/45 (Call 06/09/45)	120	155,646
5.70%, 02/01/39	59	80,704
6.30%, 10/15/37	67	95,607
6.30%, 03/01/38	75	107,711
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	15	16,638
4.20%, 04/01/30 (Call 01/01/30)	42	47,674
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	175	176,403
2.25%, 03/12/30 (Call 12/12/29)	95	95,052
3.35%, 03/12/50 (Call 09/12/49)	50	52,779
3.50%, 03/01/28 (Call 12/01/27)	116	126,047
3.50%, 11/15/50 (Call 05/15/50)	61	66,253
3.55%, 08/15/29 (Call 05/15/29)	55	60,332
3.75%, 12/01/47 (Call 06/01/47)	83	92,323
4.00%, 11/15/28 (Call 08/15/28)	22	24,757
4.30%, 06/15/45 (Call 12/10/44)	27	32,336
4.45%, 08/15/49 (Call 02/15/49)	71	88,213
4.50%, 11/15/48 (Call 05/15/48)	70	87,641
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	27	27,846
2.35%, 02/15/30 (Call 11/15/29)	61	62,720
2.50%, 04/15/26	60	62,956
2.65%, 09/15/30 (Call 06/15/30)	105	110,801
3.38%, 04/15/29 (Call 01/15/29)	225	246,814
3.50%, 07/01/24	27	28,702
3.63%, 04/15/46	146	174,360
3.90%, 11/15/47 (Call 05/15/47)	20	25,099
4.00%, 07/01/42	136	168,339
6.50%, 10/15/37	100	153,066
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	45	46,492
3.88%, 04/15/30 (Call 01/15/30)	97	110,297
4.50%, 04/15/50 (Call 10/15/49)(b)	36	48,984
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	50	47,513
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	200	199,432
4.10%, 04/15/50 (Call 10/15/49)	23	26,088
		13,169,761
Semiconductors — 0.6%
Analog Devices Inc., 2.80%, 10/01/41 (Call 04/01/41)	25	25,458
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	376	406,930
3.90%, 10/01/25 (Call 07/01/25)	115	125,626
4.35%, 04/01/47 (Call 10/01/46)	221	285,764
5.10%, 10/01/35 (Call 04/01/35)	15	19,627
5.85%, 06/15/41	240	353,266
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(c)	10	9,840
3.19%, 11/15/36 (Call 08/15/36)(c)	35	34,523
3.42%, 04/15/33 (Call 01/15/33)(c)	145	149,604

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.47%, 04/15/34 (Call 01/15/34)(c)	$90	$92,777
3.50%, 02/15/41 (Call 08/15/40)(c)	49	48,952
3.75%, 02/15/51 (Call 08/15/50)(c)	70	72,349
4.30%, 11/15/32 (Call 08/15/32)	309	343,778
5.00%, 04/15/30 (Call 01/15/30)	75	86,855
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	73,904
2.00%, 08/12/31 (Call 05/12/31)	100	98,788
2.45%, 11/15/29 (Call 08/15/29)	45	46,409
2.60%, 05/19/26 (Call 02/19/26)	225	235,991
2.70%, 06/17/24 (Call 04/17/24)(b)	30	31,290
2.80%, 08/12/41 (Call 02/12/41)	60	60,256
2.88%, 05/11/24 (Call 03/11/24)	190	198,314
3.05%, 08/12/51 (Call 02/12/51)	10	10,363
3.10%, 02/15/60 (Call 08/15/59)	27	27,589
3.15%, 05/11/27 (Call 02/11/27)	60	64,445
3.20%, 08/12/61 (Call 02/12/61)	5	5,205
3.25%, 11/15/49 (Call 05/15/49)	130	138,260
3.40%, 03/25/25 (Call 02/25/25)	148	157,675
3.70%, 07/29/25 (Call 04/29/25)	84	90,784
3.73%, 12/08/47 (Call 06/08/47)	179	205,848
3.75%, 03/25/27 (Call 01/25/27)	70	77,051
3.90%, 03/25/30 (Call 12/25/29)	32	36,379
4.00%, 12/15/32	181	211,319
4.10%, 05/19/46 (Call 11/19/45)	59	71,011
4.10%, 05/11/47 (Call 11/11/46)	70	84,303
4.25%, 12/15/42	45	55,473
4.60%, 03/25/40 (Call 09/25/39)	120	149,714
4.75%, 03/25/50 (Call 09/25/49)	128	172,408
4.80%, 10/01/41	40	52,179
4.90%, 07/29/45 (Call 01/29/45)	77	103,192
4.95%, 03/25/60 (Call 09/25/59)	5	7,093
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	60	64,631
5.00%, 03/15/49 (Call 09/15/48)	35	47,980
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	86	87,913
3.13%, 06/15/60 (Call 12/15/59)	65	68,858
3.75%, 03/15/26 (Call 01/15/26)	219	239,470
3.80%, 03/15/25 (Call 12/15/24)	54	58,125
4.00%, 03/15/29 (Call 12/15/28)	181	203,674
4.88%, 03/15/49 (Call 09/15/48)	80	110,745
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	10	10,832
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	100	100,538
3.37%, 11/01/41 (Call 05/01/41)	50	50,762
3.48%, 11/01/51 (Call 05/01/51)	50	50,636
4.19%, 02/15/27 (Call 12/15/26)	129	141,757
4.66%, 02/15/30 (Call 11/15/29)	52	59,601
4.98%, 02/06/26 (Call 12/06/25)	175	196,075
5.33%, 02/06/29 (Call 11/06/28)	114	134,201
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	400	397,500
2.85%, 04/01/30 (Call 01/01/30)	340	360,403
3.20%, 09/16/26 (Call 06/16/26)	585	632,268
3.50%, 04/01/40 (Call 10/01/39)	220	248,158
3.50%, 04/01/50 (Call 10/01/49)	157	181,494
3.70%, 04/01/60 (Call 10/01/59)	30	35,963
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)(c)	$5	$5,006
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	71	90,446
4.80%, 05/20/45 (Call 11/20/44)	219	296,325
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	535	539,408
1.75%, 05/04/30 (Call 02/04/30)	110	108,239
1.90%, 09/15/31 (Call 06/15/31)	80	79,474
2.25%, 05/01/23 (Call 02/01/23)	12	12,230
2.25%, 09/04/29 (Call 06/04/29)	129	132,772
2.63%, 05/15/24 (Call 03/15/24)	545	566,064
2.70%, 09/15/51 (Call 03/15/51)	100	103,034
2.90%, 11/03/27 (Call 08/03/27)	370	397,387
3.88%, 03/15/39 (Call 09/15/38)	143	171,401
4.15%, 05/15/48 (Call 11/15/47)	195	249,243
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	25	26,961
		10,780,166
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	15	15,986
3.84%, 05/01/25 (Call 04/01/25)	70	74,486
4.20%, 05/01/30 (Call 02/01/30)	64	71,829
		162,301
Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	109	94,912
3.40%, 06/15/27 (Call 03/15/27)	50	53,885
4.50%, 06/15/47 (Call 12/15/46)	104	125,707
Adobe Inc.
1.70%, 02/01/23	379	384,060
1.90%, 02/01/25 (Call 01/01/25)	703	718,114
2.15%, 02/01/27 (Call 12/01/26)	209	215,224
2.30%, 02/01/30 (Call 11/01/29)	245	250,138
3.25%, 02/01/25 (Call 11/01/24)	265	280,598
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	155	153,408
2.85%, 01/15/30 (Call 10/15/29)	315	327,411
3.50%, 06/15/27 (Call 03/15/27)	331	356,954
3.60%, 12/15/22 (Call 09/15/22)	100	102,209
4.38%, 06/15/25 (Call 03/15/25)	170	185,907
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	182	196,766
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	110	111,592
4.50%, 12/01/27 (Call 09/01/27)	190	206,788
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	384	431,094
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	22	27,185
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	45	48,033
3.85%, 06/01/25 (Call 03/01/25)	22	23,568
4.20%, 10/01/28 (Call 07/01/28)	56	62,656
4.40%, 07/01/49 (Call 01/01/49)	143	171,277
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,202	1,227,530
2.38%, 05/01/23 (Call 02/01/23)	410	418,667
2.40%, 08/08/26 (Call 05/08/26)	1,904	1,987,014
2.53%, 06/01/50 (Call 12/01/49)	325	322,436

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)	$502	$504,987
2.70%, 02/12/25 (Call 11/12/24)	1,035	1,085,663
2.88%, 02/06/24 (Call 12/06/23)	395	411,155
2.92%, 03/17/52 (Call 09/17/51)	1,305	1,387,045
3.04%, 03/17/62 (Call 09/17/61)	286	312,009
3.13%, 11/03/25 (Call 08/03/25)	1,337	1,426,753
3.30%, 02/06/27 (Call 11/06/26)	674	731,020
3.45%, 08/08/36 (Call 02/08/36)	370	425,574
3.50%, 02/12/35 (Call 08/12/34)	295	338,878
3.50%, 11/15/42	30	34,434
3.63%, 12/15/23 (Call 09/15/23)	725	763,309
3.70%, 08/08/46 (Call 02/08/46)	55	66,708
3.75%, 02/12/45 (Call 08/12/44)	5	6,059
4.20%, 11/03/35 (Call 05/03/35)	5	6,171
4.25%, 02/06/47 (Call 08/06/46)	5	6,538
4.45%, 11/03/45 (Call 05/03/45)	10	13,491
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	98	101,711
3.60%, 04/01/50 (Call 10/01/49)	348	352,308
3.80%, 11/15/37 (Call 05/15/37)	262	279,258
3.85%, 07/15/36 (Call 01/15/36)	44	47,596
3.85%, 04/01/60 (Call 10/01/59)	379	394,766
3.90%, 05/15/35 (Call 11/15/34)	62	67,553
3.95%, 03/25/51 (Call 09/25/50)	132	142,073
4.00%, 07/15/46 (Call 01/15/46)	148	159,824
4.00%, 11/15/47 (Call 05/15/47)	160	172,114
4.10%, 03/25/61 (Call 09/25/60)	14	15,304
4.13%, 05/15/45 (Call 11/15/44)	98	107,616
4.30%, 07/08/34 (Call 01/08/34)	210	237,531
4.38%, 05/15/55 (Call 11/15/54)	137	157,320
4.50%, 07/08/44 (Call 01/08/44)	70	80,749
5.38%, 07/15/40	112	140,897
6.13%, 07/08/39	50	68,185
6.50%, 04/15/38	56	78,601
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	155	159,582
2.95%, 09/15/29 (Call 06/15/29)	110	115,123
3.65%, 09/15/23 (Call 08/15/23)	280	292,793
3.80%, 12/15/26 (Call 09/15/26)	134	145,992
3.85%, 12/15/25 (Call 09/15/25)	60	65,027
4.20%, 09/15/28 (Call 06/15/28)	205	231,174
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	205	212,441
3.05%, 07/15/61 (Call 01/15/61)	25	26,313
3.25%, 04/11/23 (Call 03/11/23)	1,345	1,389,667
3.70%, 04/11/28 (Call 01/11/28)	250	278,952
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	45	41,995
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	260	283,312
4.50%, 05/15/25 (Call 04/15/25)	95	103,754
4.65%, 05/15/27 (Call 03/15/27)	90	101,644
4.70%, 05/15/30 (Call 02/15/30)	138	159,936
		22,214,038
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 11/15/37	2	2,739
6.13%, 03/30/40	262	370,240
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	60	58,589
3.50%, 06/01/41 (Call 12/01/40)	240	246,137
Security	Par (000)	Value

Telecommunications (continued)
3.50%, 09/15/53 (Call 03/15/53)	$509	$514,105
3.50%, 02/01/61 (Call 08/01/60)	356	348,641
3.55%, 09/15/55 (Call 03/15/55)	501	505,739
3.65%, 06/01/51 (Call 12/01/50)	199	206,498
3.65%, 09/15/59 (Call 03/15/59)	238	241,353
3.80%, 12/01/57 (Call 06/01/57)	330	344,794
3.85%, 06/01/60 (Call 12/01/59)	130	136,284
4.30%, 02/15/30 (Call 11/15/29)	301	340,010
4.50%, 05/15/35 (Call 11/15/34)	279	321,294
4.50%, 03/09/48 (Call 09/09/47)	177	209,731
4.55%, 03/09/49 (Call 09/09/48)	126	150,124
4.65%, 06/01/44 (Call 12/01/43)	70	82,506
4.75%, 05/15/46 (Call 11/15/45)	15	18,244
4.85%, 03/01/39 (Call 09/01/38)	55	65,925
4.85%, 07/15/45 (Call 01/15/45)	75	91,047
4.90%, 08/15/37 (Call 02/14/37)	48	57,905
4.90%, 06/15/42	142	173,085
5.15%, 03/15/42	65	81,039
5.15%, 02/15/50 (Call 08/14/49)	162	207,587
5.25%, 03/01/37 (Call 09/01/36)	50	61,922
5.35%, 09/01/40	28	35,349
5.45%, 03/01/47 (Call 09/01/46)	70	92,858
5.55%, 08/15/41	20	26,121
5.70%, 03/01/57 (Call 09/01/56)	47	64,870
6.00%, 08/15/40 (Call 05/15/40)	30	40,999
6.30%, 01/15/38	10	13,621
6.55%, 02/15/39	18	24,975
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	400	425,512
5.13%, 12/04/28 (Call 09/24/28)	15	17,019
9.63%, 12/15/30	527	783,886
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	296	303,640
2.50%, 09/20/26 (Call 06/20/26)	242	254,797
2.60%, 02/28/23	210	215,323
2.95%, 02/28/26	175	186,708
3.50%, 06/15/25	60	64,921
3.63%, 03/04/24	240	255,024
5.50%, 01/15/40	295	415,068
5.90%, 02/15/39	162	234,908
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	19,600
4.38%, 11/15/57 (Call 05/15/57)	86	105,863
4.75%, 03/15/42	56	72,032
5.35%, 11/15/48 (Call 05/15/48)	49	68,217
5.45%, 11/15/79 (Call 05/15/79)	110	149,306
5.75%, 08/15/40	53	72,376
5.85%, 11/15/68 (Call 05/15/68)	65	98,420
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	306	447,843
Juniper Networks Inc., 5.95%, 03/15/41	54	71,884
Koninklijke KPN NV, 8.38%, 10/01/30	675	962,604
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	15	14,655
4.00%, 09/01/24	365	389,400
4.60%, 02/23/28 (Call 11/23/27)	488	557,394
4.60%, 05/23/29 (Call 02/23/29)	137	157,118
5.50%, 09/01/44	185	241,843
Orange SA
5.38%, 01/13/42	285	379,101

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 02/06/44 (Call 08/06/43)	$100	$137,644
9.00%, 03/01/31	525	806,925
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	84	88,113
3.00%, 03/15/23 (Call 12/15/22)	166	169,491
3.63%, 12/15/25 (Call 09/15/25)	317	338,667
3.70%, 11/15/49 (Call 05/15/49)	75	79,004
4.10%, 10/01/23 (Call 07/01/23)	274	287,100
4.30%, 02/15/48 (Call 08/15/47)	175	200,060
4.35%, 05/01/49 (Call 11/01/48)	200	232,292
4.50%, 03/15/43 (Call 09/15/42)	37	42,726
5.00%, 03/15/44 (Call 09/15/43)	165	203,432
5.45%, 10/01/43 (Call 04/01/43)	50	64,962
7.50%, 08/15/38	17	25,756
Telefonica Emisiones SA
4.10%, 03/08/27	10	11,031
4.90%, 03/06/48	160	193,704
5.52%, 03/01/49 (Call 09/01/48)	162	211,441
7.05%, 06/20/36	321	460,783
Telefonica Europe BV, 8.25%, 09/15/30	60	85,486
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	88,681
3.70%, 09/15/27 (Call 06/15/27)	105	114,755
4.30%, 06/15/49 (Call 12/15/48)	106	131,125
4.60%, 11/16/48 (Call 05/16/48)	56	72,948
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	30	29,340
3.40%, 10/15/52 (Call 04/15/52)(c)	90	89,656
3.60%, 11/15/60 (Call 05/15/60)	115	114,449
3.60%, 11/15/60 (Call 05/15/60)(c)	120	119,408
3.88%, 04/15/30 (Call 01/15/30)	340	369,492
4.38%, 04/15/40 (Call 10/15/39)	139	157,979
4.50%, 04/15/50 (Call 10/15/49)	310	364,554
Verizon Communications Inc.
2.85%, 09/03/41 (Call 03/03/41)	220	218,442
2.88%, 11/20/50 (Call 05/20/50)	95	92,227
2.99%, 10/30/56 (Call 04/30/56)	366	354,372
3.00%, 11/20/60 (Call 05/20/60)	45	43,466
3.55%, 03/22/51 (Call 09/22/50)	135	147,999
3.70%, 03/22/61 (Call 09/22/60)	517	571,326
3.85%, 11/01/42 (Call 05/01/42)	86	96,440
4.13%, 08/15/46	149	175,397
4.27%, 01/15/36	280	330,193
4.40%, 11/01/34 (Call 05/01/34)	476	557,896
4.50%, 08/10/33	214	252,490
4.75%, 11/01/41	139	174,538
4.81%, 03/15/39	117	146,876
4.86%, 08/21/46	358	471,364
5.25%, 03/16/37	45	59,171
5.50%, 03/16/47	47	66,889
5.85%, 09/15/35	50	67,128
6.55%, 09/15/43	20	31,471
7.75%, 12/01/30	5	7,149
Vodafone Group PLC
2.95%, 02/19/23	30	30,758
3.75%, 01/16/24	90	95,298
4.13%, 05/30/25	671	730,377
4.25%, 09/17/50	175	202,409
4.38%, 05/30/28	205	231,566
4.38%, 02/19/43	42	49,209
Security	Par (000)	Value

Telecommunications (continued)
4.88%, 06/19/49	$230	$288,811
5.00%, 05/30/38	98	122,361
5.13%, 06/19/59	110	144,186
5.25%, 05/30/48	149	193,797
6.15%, 02/27/37	275	373,552
6.25%, 11/30/32	60	79,415
7.88%, 02/15/30	100	140,244
		23,936,614
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	53,911

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	200	208,994
3.50%, 09/15/27 (Call 06/15/27)	194	209,644
3.55%, 11/19/26 (Call 09/19/26)	84	90,262
3.90%, 11/19/29 (Call 08/19/29)	881	969,594
5.10%, 05/15/44 (Call 11/15/43)	170	208,320
6.35%, 03/15/40	5	6,989
		1,693,803
Transportation — 0.6%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	25	25,406
3.05%, 02/15/51 (Call 08/15/50)	52	54,508
3.55%, 02/15/50 (Call 08/15/49)	43	48,959
3.90%, 08/01/46 (Call 02/01/46)	67	79,348
4.05%, 06/15/48 (Call 12/15/47)	65	79,251
4.13%, 06/15/47 (Call 12/15/46)	37	45,218
4.15%, 04/01/45 (Call 10/01/44)	57	69,568
4.15%, 12/15/48 (Call 06/15/48)	18	22,255
4.38%, 09/01/42 (Call 03/01/42)	10	12,302
4.40%, 03/15/42 (Call 09/15/41)	10	12,384
4.45%, 03/15/43 (Call 09/15/42)	105	129,582
4.55%, 09/01/44 (Call 03/01/44)	20	25,304
4.70%, 09/01/45 (Call 03/01/45)	10	13,141
4.90%, 04/01/44 (Call 10/01/43)	40	52,843
4.95%, 09/15/41 (Call 03/15/41)	2	2,624
5.05%, 03/01/41 (Call 09/01/40)	31	40,711
5.15%, 09/01/43 (Call 03/01/43)	77	104,119
5.40%, 06/01/41 (Call 12/01/40)	20	27,198
5.75%, 05/01/40 (Call 11/01/39)	140	194,789
6.15%, 05/01/37	5	7,228
6.20%, 08/15/36	25	35,829
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	25	23,498
3.20%, 08/02/46 (Call 02/02/46)	130	139,564
3.65%, 02/03/48 (Call 08/03/47)	52	59,773
4.45%, 01/20/49 (Call 07/20/48)	40	51,871
6.20%, 06/01/36	30	42,135
6.25%, 08/01/34	10	13,931
6.38%, 11/15/37	41	59,403
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	30	30,038
2.45%, 12/02/31 (Call 09/02/31)	70	70,864
3.00%, 12/02/41 (Call 06/02/41)	45	45,842
3.10%, 12/02/51 (Call 06/02/51)	60	61,774
4.80%, 09/15/35 (Call 03/15/35)	50	62,079
4.80%, 08/01/45 (Call 02/01/45)	70	91,203
5.95%, 05/15/37	30	41,185
6.13%, 09/15/2115 (Call 03/15/15)	40	60,550

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
7.13%, 10/15/31	$25	$34,834
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	75	84,446
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	10,168
3.35%, 09/15/49 (Call 03/15/49)	25	27,035
3.80%, 11/01/46 (Call 05/01/46)	70	80,545
3.80%, 04/15/50 (Call 10/15/49)	105	123,158
3.95%, 05/01/50 (Call 11/01/49)	73	87,577
4.10%, 03/15/44 (Call 09/15/43)	45	53,048
4.25%, 11/01/66 (Call 05/01/66)	35	43,675
4.30%, 03/01/48 (Call 09/01/47)	65	79,883
4.40%, 03/01/43 (Call 09/01/42)	38	45,831
4.50%, 03/15/49 (Call 09/15/48)	79	100,941
4.50%, 08/01/54 (Call 02/01/54)	45	58,144
4.65%, 03/01/68 (Call 09/01/67)	113	150,589
4.75%, 05/30/42 (Call 11/30/41)	105	131,970
4.75%, 11/15/48 (Call 05/15/48)	28	37,046
5.50%, 04/15/41 (Call 10/15/40)	110	148,831
6.00%, 10/01/36	107	148,402
6.15%, 05/01/37	44	62,176
6.22%, 04/30/40	35	50,698
FedEx Corp.
3.88%, 08/01/42	10	10,999
3.90%, 02/01/35	49	54,970
4.05%, 02/15/48 (Call 08/15/47)	65	74,274
4.10%, 04/15/43	53	60,100
4.10%, 02/01/45	35	39,363
4.40%, 01/15/47 (Call 07/15/46)	45	53,628
4.55%, 04/01/46 (Call 10/01/45)	173	210,072
4.75%, 11/15/45 (Call 05/15/45)	123	152,899
4.90%, 01/15/34	22	26,831
4.95%, 10/17/48 (Call 04/17/48)	31	40,078
5.10%, 01/15/44	60	77,089
5.25%, 05/15/50 (Call 11/15/49)	250	338,100
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	305	319,158
3.00%, 05/15/23 (Call 02/15/23)	20	20,560
3.50%, 05/01/50 (Call 11/01/49)	60	65,851
4.20%, 11/15/69 (Call 05/15/69)	155	188,044
4.30%, 05/15/43 (Call 11/15/42)	62	73,725
4.70%, 05/01/48 (Call 11/01/47)	151	191,522
4.95%, 08/15/45 (Call 02/15/45)	335	440,947
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	145	149,973
2.90%, 08/25/51 (Call 02/25/51)	61	61,359
3.16%, 05/15/55 (Call 11/15/54)	65	67,751
3.40%, 11/01/49 (Call 05/01/49)	76	83,058
3.94%, 11/01/47 (Call 05/01/47)	55	65,057
3.95%, 10/01/42 (Call 04/01/42)	32	37,217
4.05%, 08/15/52 (Call 02/15/52)	99	120,115
4.10%, 05/15/49 (Call 11/15/48)	125	151,779
4.15%, 02/28/48 (Call 08/28/47)	124	149,961
4.45%, 06/15/45 (Call 12/15/44)	56	69,882
4.65%, 01/15/46 (Call 07/15/45)	100	128,638
4.84%, 10/01/41	40	51,304
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	133,894
2.50%, 09/01/24 (Call 08/01/24)	300	310,110
3.40%, 03/01/23 (Call 02/01/23)	160	164,853
Security	Par (000)	Value

Transportation (continued)
3.65%, 03/18/24 (Call 02/18/24)	$65	$68,649
3.75%, 06/09/23 (Call 05/09/23)	302	314,328
3.88%, 12/01/23 (Call 11/01/23)	65	68,551
4.63%, 06/01/25 (Call 05/01/25)	158	174,230
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	35	35,906
3.25%, 02/05/50 (Call 08/05/49)	15	16,271
3.35%, 08/15/46 (Call 02/15/46)	44	48,002
3.38%, 02/01/35 (Call 08/01/34)	10	10,925
3.60%, 09/15/37 (Call 03/15/37)	15	16,934
3.75%, 02/05/70 (Call 08/05/69)	67	77,971
3.80%, 10/01/51 (Call 04/01/51)	59	69,542
3.80%, 04/06/71 (Call 10/06/70)(c)	5	5,895
3.80%, 04/06/71 (Call 10/06/70)	45	53,051
3.84%, 03/20/60 (Call 09/20/59)	52	61,689
3.88%, 02/01/55 (Call 08/01/54)	60	70,979
3.95%, 08/15/59 (Call 02/15/59)	60	72,683
4.00%, 04/15/47 (Call 10/15/46)	25	30,129
4.05%, 11/15/45 (Call 05/15/45)	59	71,086
4.05%, 03/01/46 (Call 09/01/45)	35	42,127
4.10%, 09/15/67 (Call 03/15/67)	45	55,709
4.50%, 09/10/48 (Call 03/10/48)	250	324,827
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	86,426
3.40%, 09/01/49 (Call 03/01/49)	110	126,606
3.63%, 10/01/42	40	46,214
3.75%, 11/15/47 (Call 05/15/47)	140	168,767
4.25%, 03/15/49 (Call 09/15/48)	45	58,549
4.88%, 11/15/40 (Call 05/15/40)	45	59,517
5.20%, 04/01/40 (Call 10/01/39)	60	81,299
5.30%, 04/01/50 (Call 10/01/49)	98	145,998
6.20%, 01/15/38	56	81,567
		10,222,862
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	10	9,920
3.25%, 03/30/25 (Call 12/30/24)	85	89,088
3.25%, 09/15/26 (Call 06/15/26)	55	58,271
3.50%, 03/15/28 (Call 12/15/27)	45	48,652
3.85%, 03/30/27 (Call 12/30/26)	15	16,286
4.35%, 02/15/24 (Call 01/15/24)	45	48,002
4.55%, 11/07/28 (Call 08/07/28)	174	200,039
4.70%, 04/01/29 (Call 01/01/29)	10	11,525
5.20%, 03/15/44 (Call 09/15/43)	85	109,176
		590,959
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	82	85,165
3.45%, 06/01/29 (Call 03/01/29)	62	67,509
3.45%, 05/01/50 (Call 11/01/49)	130	142,253
3.75%, 09/01/47 (Call 03/01/47)	222	253,726
4.00%, 12/01/46 (Call 06/01/46)	36	42,446
4.15%, 06/01/49 (Call 12/01/48)	48	57,740
4.20%, 09/01/48 (Call 03/01/48)	96	117,748
4.30%, 12/01/42 (Call 06/01/42)	50	61,234
4.30%, 09/01/45 (Call 03/01/45)	15	18,681
6.59%, 10/15/37	10	14,666
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	27	27,670

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.35%, 04/15/50 (Call 10/15/49)	$108	$114,683
3.57%, 05/01/29 (Call 02/01/29)	60	65,454
4.28%, 05/01/49 (Call 11/01/48)	83	101,331
Veolia Environnement SA, 6.75%, 06/01/38	30	45,424
		1,215,730

Total Corporate Bonds & Notes — 27.8%
(Cost: $475,614,614)		476,013,698

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	267,296
Series HK, 9.38%, 04/15/30	60	93,337
Series HQ, 9.50%, 11/15/30	100	160,922
Series IO, 8.05%, 07/07/24	1,149	1,346,169
Province of Alberta Canada
1.30%, 07/22/30	411	395,025
1.88%, 11/13/24	20	20,506
2.95%, 01/23/24	40	41,857
3.30%, 03/15/28	634	698,972
Province of Ontario Canada
1.13%, 10/07/30	10	9,527
1.60%, 02/25/31	45	44,429
Province of Quebec Canada
1.90%, 04/21/31	15	15,232
Series PD, 7.50%, 09/15/29	394	555,386
		3,648,658
Chile — 0.0%
Chile Government International Bond
3.25%, 09/21/71 (Call 03/21/71)	15	14,051
3.50%, 01/25/50 (Call 07/25/49)	422	436,627
3.86%, 06/21/47	25	27,437
		478,115
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	213	348,191

Indonesia — 0.0%
Indonesia Government International Bond
3.35%, 03/12/71	50	47,746
3.50%, 02/14/50	110	111,496
3.70%, 10/30/49	15	15,514
4.10%, 04/24/28	240	267,386
4.45%, 04/15/70	432	498,308
		940,450
Israel — 0.1%
Israel Government International Bond
3.88%, 07/03/50	610	702,201
4.13%, 01/17/48	240	289,685
4.50%, 01/30/43	55	69,608
		1,061,494
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	277	312,221
5.38%, 06/15/33	656	820,649
		1,132,870

Security	Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	$10	$9,047
4.35%, 01/15/47	152	154,859
4.50%, 01/31/50 (Call 07/31/49)	292	301,978
4.60%, 01/23/46	292	306,857
4.60%, 02/10/48	277	290,213
4.75%, 03/08/44	300	322,539
5.55%, 01/21/45	310	366,649
5.75%, October 12, 2110	279	316,274
6.05%, 01/11/40	358	439,968
6.75%, 09/27/34	366	482,344
7.50%, 04/08/33	90	124,033
8.30%, 08/15/31	270	391,962
		3,506,723
Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	5	4,832
4.50%, 05/15/47 (Call 11/15/46)	20	21,485
4.50%, 04/01/56 (Call 10/01/55)	502	536,402
6.70%, 01/26/36	417	548,501
9.38%, 04/01/29	162	231,503
		1,342,723
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	50	42,498
3.00%, 01/15/34 (Call 10/15/33)	80	78,828
3.23%, July 28, 2121 (Call 01/28/21)	85	70,511
3.30%, 03/11/41 (Call 09/11/40)	25	24,279
3.55%, 03/10/51 (Call 09/10/50)	15	15,024
5.63%, 11/18/50	217	295,263
6.55%, 03/14/37	251	336,666
8.75%, 11/21/33	287	442,261
		1,305,330
Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	282	302,592
3.70%, 02/02/42	117	125,617
3.95%, 01/20/40	87	95,668
5.00%, 01/13/37	272	334,778
6.38%, 01/15/32	110	146,198
6.38%, 10/23/34	202	277,649
7.75%, 01/14/31	110	158,227
9.50%, 02/02/30	252	388,402
		1,829,131
South Korea — 0.0%
Korea International Bond, 4.13%, 06/10/44	435	578,028

Supranational — 2.1%
Asian Development Bank
6.22%, 08/15/27(b)	285	356,843
6.38%, 10/01/28	96	125,941
Council of Europe Development Bank, 2.50%, 02/27/24	500	519,645
European Investment Bank
0.75%, 10/26/26	290	283,826
1.38%, 05/15/23	55	55,748
2.38%, 05/24/27	610	645,136
2.50%, 03/15/23	365	374,818
2.88%, 08/15/23	539	560,517
3.13%, 12/14/23	435	457,050

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.25%, 01/29/24	$344	$362,972
4.88%, 02/15/36	808	1,129,374
Inter-American Development Bank
0.50%, 05/24/23	170	170,151
0.63%, 09/16/27	95	91,148
0.88%, 04/03/25	1,040	1,036,350
1.13%, 07/20/28	30	29,472
1.13%, 01/13/31	180	174,564
1.75%, 03/14/25	275	281,897
2.13%, 01/15/25	290	300,579
2.25%, 06/18/29	585	617,538
2.38%, 07/07/27	552	583,166
2.50%, 01/18/23	168	172,037
2.63%, 01/16/24	235	244,706
3.00%, 10/04/23	275	287,268
3.00%, 02/21/24	915	961,427
3.13%, 09/18/28	780	865,566
3.20%, 08/07/42	335	396,633
3.88%, 10/28/41	480	624,053
4.38%, 01/24/44	390	546,265
7.00%, 06/15/25	15	18,049
International Bank for Reconstruction & Development
0.25%, 11/24/23	90	89,415
0.38%, 07/28/25	35	34,158
0.63%, 04/22/25	1,395	1,377,995
0.75%, 03/11/25	220	218,500
0.75%, 11/24/27	1,445	1,394,541
0.75%, 08/26/30	1,825	1,721,760
0.88%, 05/14/30	1,430	1,366,551
1.63%, 01/15/25	943	963,256
1.75%, 04/19/23	280	285,093
2.13%, 02/13/23(b)	55	56,146
2.50%, 03/19/24	1,550	1,613,255
3.00%, 09/27/23	2,158	2,253,599
4.75%, 02/15/35	264	353,412
7.63%, 01/19/23	665	719,470
Series GDIF, 1.50%, 08/28/24	1,230	1,252,743
Series GDIF, 1.75%, 10/23/29	77	78,572
Series GDIF, 1.88%, 06/19/23	205	209,428
Series GDIF, 1.88%, 10/27/26	1,804	1,862,738
Series GDIF, 2.13%, 03/03/25	1,235	1,280,942
Series GDIF, 2.50%, 11/25/24	613	642,142
Series GDIF, 2.50%, 07/29/25	1,586	1,668,012
Series GDIF, 2.50%, 11/22/27	1,130	1,203,800
Series GDIF, 3.13%, 11/20/25	655	706,562
International Finance Corp.
0.50%, 03/20/23	1,000	1,000,990
1.38%, 10/16/24	1,556	1,578,266
2.13%, 04/07/26	160	166,915
2.88%, 07/31/23	140	145,443
		36,516,443
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	65	75,977
4.98%, 04/20/55	229	292,861
5.10%, 06/18/50	447	580,358
Security	Par (000)	Value

Uruguay (continued)
7.63%, 03/21/36	$108	$161,688
		1,110,884

Total Foreign Government Obligations — 3.1%
(Cost: $54,374,970)		53,799,040

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	58,922

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	110,850

Total Municipal Debt Obligations — 0.0%
(Cost: $140,134)		169,772

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.4%
Federal Home Loan Mortgage Corp.
1.50%, 12/16/36(g)	14,500	14,575,898
2.00%, 08/01/36	740	760,796
2.00%, 09/01/36	2,574	2,640,399
2.00%, 10/01/36	720	741,114
2.00%, 11/01/36	631	648,220
2.00%, 12/16/36(g)	7,669	7,863,421
2.00%, 08/01/50	951	953,425
2.00%, 07/25/51(g)	5,600	5,592,125
2.00%, 08/01/51	98	98,539
2.00%, 10/01/51	1,566	1,571,893
2.00%, 11/01/51	2,279	2,284,894
2.00%, 12/01/51	2,130	2,132,815
2.50%, 01/01/32	133	137,959
2.50%, 07/01/36	1,563	1,623,683
2.50%, 11/01/50	1,730	1,775,855
2.50%, 12/01/50	1,871	1,923,844
2.50%, 07/25/51(g)	5,175	5,292,246
2.50%, 10/01/51	1,809	1,857,841
2.50%, 11/01/51	2,000	2,052,904
3.00%, 05/01/29	5,836	6,116,172
3.00%, 03/01/46	469	491,914
3.00%, 09/01/46	432	455,952
3.00%, 12/01/46	560	587,867
3.00%, 03/01/48	1,541	1,612,578
3.00%, 05/01/51	398	422,455
3.00%, 11/01/51	687	715,761
3.50%, 05/01/33	30	31,537
3.50%, 06/01/34	23	23,930
3.50%, 03/01/38	40	42,475
3.50%, 10/01/42	13	14,192
3.50%, 10/01/44	15	15,941
3.50%, 07/01/47	20	20,859
3.50%, 09/01/47	19	19,777
3.50%, 11/01/47	380	401,555
3.50%, 02/01/48	223	236,287
3.50%, 03/01/48	7	7,745
4.00%, 09/01/45	8	8,648
4.00%, 01/01/48	538	576,075
4.00%, 02/01/48	7	7,018
4.00%, 05/01/48	3,585	3,822,987

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/49	$14	$14,797
4.00%, 05/01/50	1,521	1,619,121
4.50%, 10/01/48	21	22,942
4.50%, 01/01/49	5	5,227
5.00%, 12/01/49	576	643,919
Federal National Mortgage Association
2.00%, 06/01/36	1,804	1,852,017
2.00%, 08/01/36	791	813,750
2.00%, 11/01/36	838	862,674
2.00%, 07/01/50	1,536	1,540,775
2.00%, 11/01/50	4,922	4,937,544
2.00%, 12/01/50	275	275,920
2.00%, 06/01/51	2,694	2,701,204
2.00%, 07/01/51	3,305	3,312,752
2.00%, 08/01/51	1,225	1,226,848
2.00%, 10/01/51	14,608	14,641,151
2.00%, 11/01/51	5,328	5,338,188
2.00%, 12/01/51	6,021	6,031,357
2.50%, 05/01/36	2,646	2,749,666
2.50%, 06/01/36	623	646,571
2.50%, 07/01/36	866	905,920
2.50%, 11/01/50	3,534	3,628,935
2.50%, 01/01/51	227	232,951
2.50%, 03/01/51	1,478	1,520,480
2.50%, 07/01/51	1,440	1,478,012
2.50%, 08/01/51	5,237	5,398,451
2.50%, 09/01/51	1,485	1,524,793
2.50%, 10/01/51	1,216	1,249,274
3.00%, 03/01/30	1,432	1,505,542
3.00%, 01/01/48	87	91,096
3.00%, 06/01/51	3,699	3,842,443
3.00%, 08/01/51	1,178	1,246,195
3.00%, 01/13/52(g)	575	596,338
3.50%, 07/01/47	2,015	2,162,798
3.50%, 10/01/47	1,511	1,597,399
3.50%, 06/01/49	821	868,265
4.00%, 03/01/49	2,439	2,599,840
4.00%, 04/01/50	1,996	2,124,072
4.00%, 01/14/52(g)	500	532,773
4.50%, 12/16/36(g)	25	26,069
4.50%, 10/01/48	574	616,826
4.50%, 12/13/51(g)	2,325	2,498,013
5.00%, 12/13/51(g)	961	1,052,745
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,975	2,127,395
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	600	593,216
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	996,632
FHLMC Multifamily Structured Pass Through Certificates
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	213,550
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	225	239,993
Freddie Mac Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	225	232,398
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,044,518
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	100	109,367
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	$1,000	$1,071,594
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	300	318,109
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,920	1,874,741
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	2,000	2,018,916
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	3,000	3,172,897
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	892,071
Government National Mortgage Association
1.50%, 12/20/51(g)	275	269,113
2.00%, 07/20/50	100	101,355
2.00%, 04/20/51	3,803	3,854,493
2.00%, 10/20/51	3,760	3,810,877
2.00%, 12/20/51(g)	15,130	15,326,217
2.50%, 12/20/46	154	159,420
2.50%, 08/20/50	439	450,048
2.50%, 09/20/50	603	620,113
2.50%, 01/20/51	1,652	1,696,838
2.50%, 02/20/51	2,059	2,116,553
2.50%, 07/20/51	2,484	2,553,977
2.50%, 08/20/51	7,401	7,610,029
2.50%, 11/20/51	1,000	1,028,201
2.50%, 12/20/51(g)	7,133	7,328,600
2.50%, 12/20/51	450	462,690
3.00%, 07/20/45	77	80,797
3.00%, 11/20/45	352	369,853
3.00%, 12/20/45	61	64,193
3.00%, 01/20/46	33	34,707
3.00%, 03/20/46	582	608,828
3.00%, 04/20/46	15	16,161
3.00%, 05/20/46	39	41,223
3.00%, 08/20/46	480	502,091
3.00%, 09/20/46	1,167	1,221,114
3.00%, 11/20/46	30	31,249
3.00%, 02/15/47	29	30,474
3.00%, 03/20/47	12	12,429
3.00%, 06/20/47	38	39,422
3.00%, 10/20/47	690	719,282
3.00%, 12/20/47	82	85,662
3.00%, 01/20/48	129	134,195
3.00%, 02/20/48	27	27,710
3.00%, 04/20/49	1,241	1,294,173
3.00%, 07/20/49(g)	900	931,605
3.00%, 10/15/49	207	215,730
3.00%, 01/20/50	1,306	1,353,347
3.00%, 02/20/50	283	293,249
3.00%, 07/20/50	1,707	1,767,685
3.00%, 08/20/50	190	196,879
3.00%, 12/20/50	1,768	1,831,331
3.00%, 01/20/51	3,443	3,566,388
3.00%, 02/20/51	461	477,692
3.00%, 11/20/51	1,700	1,769,384
3.00%, 12/20/51(g)	4,371	4,531,839
3.50%, 09/20/42	46	49,491
3.50%, 12/20/42	42	44,792
3.50%, 09/20/45	3,759	3,991,468
3.50%, 11/20/46	12	12,607

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/47	$11	$11,859
3.50%, 06/20/47	10	10,789
3.50%, 08/20/47	162	173,801
3.50%, 09/20/47	4,520	4,756,245
3.50%, 11/20/47	45	47,239
3.50%, 02/20/48	24	25,472
3.50%, 08/20/48	45	47,324
3.50%, 01/20/49	20	20,902
3.50%, 01/20/50	966	1,009,576
3.50%, 03/20/50	669	698,295
3.50%, 08/20/50	303	316,423
3.50%, 05/20/51	993	1,040,352
3.50%, 12/20/51(g)	4,164	4,348,581
4.00%, 04/20/47	94	100,690
4.00%, 07/20/47	107	114,552
4.00%, 11/20/47	22	23,316
4.00%, 04/20/48	4	4,630
4.00%, 05/15/48	8	8,121
4.00%, 05/20/48	16	17,420
4.00%, 08/20/48	35	37,515
4.00%, 09/20/48	90	95,851
4.00%, 11/20/48	1,017	1,078,770
4.00%, 12/20/48	1,801	1,909,980
4.00%, 02/20/49	1,338	1,418,074
4.00%, 02/20/50	76	80,303
4.00%, 12/20/51(g)	8,813	9,305,977
4.50%, 06/20/48	34	36,499
4.50%, 08/20/48	6	5,891
4.50%, 09/20/48	411	436,435
4.50%, 10/20/48	207	219,890
4.50%, 12/20/48	81	85,609
4.50%, 01/20/49	307	325,627
4.50%, 03/20/49	4	4,429
4.50%, 06/20/49	58	61,787
4.50%, 07/20/49	25	25,979
4.50%, 08/20/49	6	6,446
4.50%, 12/20/51(g)	448	475,598
5.00%, 04/20/48	11	11,709
5.00%, 05/20/48	5	5,156
5.00%, 11/20/48	4	4,105
5.00%, 12/20/48	8	8,530
5.00%, 01/20/49	41	43,463
5.00%, 06/20/49	626	670,276
5.00%, 12/20/51(g)	1,663	1,789,024
Uniform Mortgage-Backed Securities
1.50%, 12/13/51(g)	13,850	13,389,055
2.00%, 12/01/35	2,146	2,203,761
2.00%, 02/01/36	6,215	6,385,954
2.00%, 03/01/36	663	680,889
2.00%, 05/01/36	664	681,704
2.00%, 09/01/50	1,427	1,431,073
2.00%, 10/01/50	558	560,141
2.00%, 12/01/50	714	718,075
2.00%, 01/01/51	4,498	4,515,032
2.00%, 02/01/51	3,627	3,636,956
2.00%, 03/01/51	2,252	2,257,959
2.00%, 04/01/51	4,736	4,746,120
2.00%, 05/01/51	4,912	4,922,436
2.00%, 06/01/51	2,028	2,031,656
2.00%, 11/01/51	642	643,980
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/13/51(g)	$21,840	$21,857,075
2.50%, 01/01/32	109	113,220
2.50%, 04/01/32	510	532,284
2.50%, 06/01/32	194	201,722
2.50%, 01/01/33	108	112,040
2.50%, 11/01/34	594	615,152
2.50%, 07/01/35	754	788,047
2.50%, 10/01/35	3,033	3,152,846
2.50%, 12/16/35(g)	2,259	2,342,102
2.50%, 03/01/36	1,187	1,243,782
2.50%, 04/01/47	16	16,710
2.50%, 06/01/50	99	102,175
2.50%, 07/01/50	291	300,619
2.50%, 08/01/50	319	328,234
2.50%, 09/01/50	1,910	1,962,562
2.50%, 10/01/50	780	799,660
2.50%, 11/01/50	4,043	4,153,055
2.50%, 01/01/51	1,068	1,096,594
2.50%, 02/01/51	4,563	4,678,570
2.50%, 03/01/51	818	841,398
2.50%, 05/01/51	3,521	3,610,962
2.50%, 06/01/51	1,023	1,049,367
2.50%, 12/13/51(g)	22,425	22,989,129
3.00%, 03/01/30	281	294,208
3.00%, 01/01/31	68	71,628
3.00%, 08/01/32	122	128,383
3.00%, 10/01/33	51	53,448
3.00%, 07/01/34	13	13,613
3.00%, 09/01/34	87	92,055
3.00%, 11/01/34	38	40,243
3.00%, 12/01/34	96	100,121
3.00%, 03/01/35	305	319,982
3.00%, 07/01/35	248	259,667
3.00%, 12/16/36(g)	2,984	3,121,609
3.00%, 07/01/46	557	586,972
3.00%, 11/01/46	1,174	1,232,070
3.00%, 12/01/46	548	574,812
3.00%, 12/01/47	264	276,836
3.00%, 03/01/48	34	35,714
3.00%, 11/01/48	171	179,058
3.00%, 09/01/49	14	15,067
3.00%, 11/01/49	11	11,524
3.00%, 12/01/49	208	215,689
3.00%, 02/01/50	79	81,885
3.00%, 03/01/50	208	216,282
3.00%, 04/01/50	350	363,801
3.00%, 05/01/50	53	55,735
3.00%, 06/01/50	3,017	3,146,199
3.00%, 07/01/50	478	497,675
3.00%, 08/01/50	2,196	2,316,325
3.00%, 10/01/50	3,460	3,610,329
3.00%, 01/01/51	959	1,002,496
3.00%, 04/01/51(h)	8,786	9,195,732
3.00%, 12/13/51(g)	10,200	10,591,266
3.50%, 06/01/33	32	34,094
3.50%, 11/01/33	27	28,600
3.50%, 02/01/34	622	667,898
3.50%, 07/01/34	53	55,638
3.50%, 08/01/34	19	19,706
3.50%, 01/01/35	23	24,671

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/16/36(g)	$1,547	$1,634,804
3.50%, 08/01/45	55	58,956
3.50%, 01/01/46	131	140,801
3.50%, 09/01/46	533	572,271
3.50%, 01/01/47	74	78,547
3.50%, 07/01/47	540	571,172
3.50%, 08/01/47	17	18,379
3.50%, 09/01/47	220	233,119
3.50%, 01/01/48	148	156,437
3.50%, 02/01/48	1,005	1,063,291
3.50%, 04/01/48	91	96,339
3.50%, 07/01/48	241	256,138
3.50%, 11/01/48	15	15,562
3.50%, 01/01/49	162	171,555
3.50%, 02/01/49	392	419,993
3.50%, 06/01/49	815	862,443
3.50%, 11/01/49	70	73,465
3.50%, 03/01/50	39	40,748
3.50%, 04/01/50	228	242,580
3.50%, 05/01/50	7,618	8,006,646
3.50%, 12/13/51(g)	13,780	14,487,302
4.00%, 07/01/33	19	20,310
4.00%, 12/16/36(g)	800	845,688
4.00%, 01/01/46	368	399,856
4.00%, 10/01/46	12	12,585
4.00%, 07/01/47	2,625	2,807,815
4.00%, 08/01/47	483	525,979
4.00%, 09/01/47	577	617,056
4.00%, 09/01/48	3,407	3,632,708
4.00%, 10/01/48	8	8,818
4.00%, 12/01/48	4	4,463
4.00%, 03/01/49	30	32,699
4.00%, 05/01/49	22	23,539
4.00%, 06/01/49	22	24,050
4.00%, 07/01/49	26	27,819
4.00%, 11/01/49	22	23,845
4.00%, 12/01/49	16	17,210
4.00%, 04/01/50	854	912,069
4.00%, 05/01/50	379	403,820
4.00%, 12/13/51(g)	7,752	8,260,725
4.50%, 10/01/47	13	14,100
4.50%, 08/01/48	34	37,143
4.50%, 10/01/48	182	198,357
4.50%, 11/01/48	30	32,726
4.50%, 12/01/48	44	47,046
4.50%, 01/01/49	103	110,388
4.50%, 02/01/49	163	175,034
4.50%, 04/01/49	250	273,204
4.50%, 05/01/49	20	21,603
4.50%, 07/01/49	20	21,692
4.50%, 08/01/49	9	9,678
4.50%, 03/01/50	166	178,649
4.50%, 06/01/50	640	690,321
5.00%, 06/01/48	200	223,903
5.00%, 08/01/48	10	11,595
5.00%, 04/01/49	19	20,876
5.50%, 12/13/51(g)	50	55,508
Series 2017-M11, Class A2, 2.98%, 08/25/29.	150	163,815
		487,565,097
Security	Par (000)	Value

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	$150	$167,769
Federal Home Loan Mortgage Corp., Series 1, 0.00% 11/15/38(d)	20	13,946
Federal National Mortgage Association
1.63%, 01/07/25	300	306,318
5.63%, 07/15/37	2,037	3,071,022
6.21%, 08/06/38	10	16,215
6.25%, 05/15/29	53	70,762
6.63%, 11/15/30	85	120,579
		3,766,611
U.S. Government Obligations — 38.3%
U.S. Treasury Note/Bond
0.13%, 12/31/22	12,100	12,080,621
0.13%, 05/15/23	1,300	1,295,176
0.13%, 09/15/23	6,550	6,507,271
0.13%, 10/15/23	2,600	2,581,109
0.13%, 12/15/23	16,900	16,744,203
0.13%, 01/15/24	12,400	12,273,094
0.25%, 06/15/23	2,300	2,294,160
0.25%, 11/15/23	7,650	7,605,773
0.25%, 03/15/24	5,950	5,895,148
0.25%, 05/15/24	10,250	10,135,488
0.25%, 06/15/24	15,550	15,362,914
0.25%, 05/31/25	300	292,500
0.25%, 06/30/25	2,000	1,948,438
0.25%, 07/31/25	6,000	5,837,344
0.25%, 08/31/25	2,100	2,040,609
0.25%, 09/30/25	3,300	3,205,125
0.25%, 10/31/25	8,390	8,134,367
0.38%, 04/15/24	12,000	11,911,875
0.38%, 08/15/24	5,050	4,998,316
0.38%, 09/15/24	9,600	9,491,250
0.38%, 04/30/25	500	490,273
0.38%, 11/30/25	10,650	10,362,117
0.38%, 12/31/25	10,500	10,207,969
0.38%, 01/31/26	10,250	9,952,910
0.38%, 09/30/27	10,400	9,889,750
0.50%, 02/28/26	4,850	4,730,266
0.50%, 04/30/27	2,350	2,264,078
0.50%, 05/31/27	1,100	1,057,977
0.50%, 06/30/27	4,100	3,941,125
0.50%, 08/31/27	2,300	2,205,125
0.50%, 10/31/27	7,250	6,933,379
0.63%, 10/15/24	7,000	6,965,000
0.63%, 07/31/26	3,000	2,930,625
0.63%, 11/30/27	7,450	7,170,625
0.63%, 12/31/27	10,300	9,904,094
0.63%, 05/15/30	1,800	1,689,750
0.63%, 08/15/30	7,300	6,838,047
0.75%, 11/15/24	3,000	2,992,734
0.75%, 05/31/26	1,350	1,328,273
0.75%, 08/31/26	7,000	6,874,766
0.75%, 01/31/28	3,300	3,193,523
0.88%, 06/30/26	7,590	7,504,613
0.88%, 09/30/26	5,700	5,626,969
0.88%, 11/15/30	4,290	4,102,313
1.00%, 07/31/28	5,000	4,888,281
1.13%, 10/31/26	1,500	1,498,125
1.13%, 02/28/27	250	249,375
1.13%, 02/29/28	4,000	3,962,500

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 08/31/28	$8,750	$8,618,750
1.13%, 02/15/31	11,700	11,425,781
1.13%, 05/15/40	7,100	6,296,813
1.13%, 08/15/40	8,500	7,517,188
1.25%, 07/31/23	4,100	4,154,773
1.25%, 08/31/24	3,100	3,139,477
1.25%, 11/30/26	2,000	2,009,219
1.25%, 03/31/28	7,100	7,073,930
1.25%, 04/30/28	3,700	3,684,680
1.25%, 05/31/28	2,300	2,289,398
1.25%, 06/30/28	10,470	10,411,106
1.25%, 09/30/28	8,400	8,338,313
1.25%, 08/15/31	12,400	12,204,313
1.25%, 05/15/50	8,550	7,477,242
1.38%, 06/30/23	1,900	1,928,574
1.38%, 09/30/23	9,850	10,006,984
1.38%, 01/31/25	500	507,539
1.38%, 08/31/26	375	379,248
1.38%, 10/31/28	2,500	2,501,172
1.38%, 11/15/31	1,500	1,491,094
1.38%, 11/15/40	7,650	7,054,734
1.38%, 08/15/50	4,720	4,259,063
1.50%, 01/15/23	1,700	1,722,844
1.50%, 02/28/23	1,250	1,268,555
1.50%, 03/31/23	100	101,531
1.50%, 10/31/24	2,800	2,854,031
1.50%, 08/15/26	3,250	3,304,844
1.50%, 01/31/27	1,100	1,119,164
1.50%, 11/30/28	1,000	1,008,750
1.50%, 02/15/30	4,200	4,239,375
1.63%, 12/15/22	4,500	4,563,633
1.63%, 05/31/23	1,000	1,018,164
1.63%, 02/15/26	1,975	2,018,820
1.63%, 05/15/26	1,500	1,533,398
1.63%, 10/31/26	2,500	2,558,203
1.63%, 11/30/26	1,600	1,638,000
1.63%, 08/15/29	665	678,092
1.63%, 05/15/31	6,100	6,220,094
1.63%, 11/15/50	5,100	4,890,422
1.75%, 05/15/23	2,000	2,039,453
1.75%, 06/30/24	6,000	6,154,688
1.75%, 12/31/24	350	359,461
1.75%, 12/31/26(b)	750	772,500
1.75%, 11/15/29	550	566,156
1.75%, 08/15/41	6,400	6,283,000
1.88%, 08/31/24	360	370,659
1.88%, 06/30/26	175	180,906
1.88%, 02/15/41	5,500	5,517,188
1.88%, 02/15/51	8,800	8,947,125
1.88%, 11/15/51	800	815,750
2.00%, 02/15/23	800	816,281
2.00%, 04/30/24	780	804,436
2.00%, 05/31/24	5,750	5,932,832
2.00%, 06/30/24	300	309,727
2.00%, 02/15/25	1,425	1,473,984
2.00%, 08/15/25	2,900	3,005,352
2.00%, 11/15/26	1,750	1,822,461
2.00%, 02/15/50	450	470,109
2.00%, 08/15/51	7,000	7,331,406
2.13%, 12/31/22	14,450	14,736,178
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 02/29/24	$850	$878,023
2.13%, 03/31/24	2,100	2,170,383
2.13%, 09/30/24	3,000	3,111,094
2.13%, 05/15/25	1,000	1,039,844
2.25%, 01/31/24	500	517,539
2.25%, 04/30/24	2,643	2,741,080
2.25%, 11/15/24	375	390,498
2.25%, 12/31/24	2,100	2,187,938
2.25%, 11/15/25	1,500	1,569,844
2.25%, 03/31/26	275	288,342
2.25%, 02/15/27	300	316,195
2.25%, 08/15/27	1,400	1,477,109
2.25%, 11/15/27	230	243,027
2.25%, 05/15/41	4,300	4,578,156
2.25%, 08/15/46	8,755	9,455,400
2.38%, 01/31/23	1,000	1,024,063
2.38%, 08/15/24	675	703,846
2.38%, 05/15/27	1,300	1,380,234
2.38%, 05/15/29	790	845,794
2.38%, 11/15/49	1,690	1,908,380
2.38%, 05/15/51	4,700	5,331,563
2.50%, 05/15/24	475	495,707
2.50%, 02/15/45	3,250	3,640,508
2.50%, 02/15/46	7,050	7,947,773
2.50%, 05/15/46	4,950	5,585,766
2.63%, 12/31/23	10,900	11,357,289
2.63%, 03/31/25	600	633,328
2.63%, 12/31/25	2,600	2,763,109
2.63%, 01/31/26	350	372,148
2.63%, 02/15/29	715	776,780
2.75%, 05/31/23	1,000	1,034,922
2.75%, 07/31/23	1,000	1,038,086
2.75%, 02/15/24	3,000	3,139,219
2.75%, 06/30/25	3,900	4,142,531
2.75%, 08/31/25	2,900	3,085,102
2.75%, 02/15/28	4,225	4,596,008
2.75%, 08/15/42	475	548,105
2.75%, 11/15/42	925	1,068,230
2.75%, 11/15/47	200	238,500
2.88%, 09/30/23(b)	1,125	1,173,384
2.88%, 10/31/23	2,600	2,715,680
2.88%, 04/30/25	560	596,313
2.88%, 05/31/25	1,275	1,358,772
2.88%, 07/31/25	1,500	1,601,250
2.88%, 11/30/25	3,000	3,215,391
2.88%, 05/15/28	1,457	1,598,122
2.88%, 08/15/28	900	988,875
2.88%, 05/15/43	400	471,250
2.88%, 08/15/45	3,395	4,063,921
2.88%, 11/15/46	1,000	1,209,531
2.88%, 05/15/49	435	537,701
3.00%, 10/31/25	1,200	1,290,469
3.00%, 05/15/42	170	203,814
3.00%, 11/15/44	1,000	1,212,656
3.00%, 05/15/45	285	347,388
3.00%, 11/15/45	5,400	6,611,625
3.00%, 02/15/47	4,475	5,539,211
3.00%, 08/15/48	555	695,484
3.00%, 02/15/49	375	472,793
3.13%, 11/15/28	275	307,398

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 11/15/41	$825	$1,004,438
3.13%, 02/15/43	500	610,703
3.13%, 05/15/48	750	959,883
3.38%, 05/15/44	520	664,463
3.50%, 02/15/39	350	445,375
3.63%, 08/15/43	225	295,945
3.63%, 02/15/44	220	290,503
3.75%, 11/15/43	300	402,422
3.88%, 08/15/40	300	400,828
4.25%, 11/15/40	250	349,531
4.38%, 02/15/38	1,500	2,098,359
4.38%, 11/15/39	150	211,828
4.38%, 05/15/40	250	354,609
4.50%, 02/15/36	1,900	2,652,281
4.50%, 05/15/38	500	709,688
4.63%, 02/15/40	250	363,750
5.00%, 05/15/37	400	591,375
6.25%, 08/15/23	300	329,297
6.25%, 05/15/30	100	139,016
6.38%, 08/15/27	800	1,026,563
		657,339,674

Total U.S. Government & Agency Obligations — 66.9%
(Cost: $1,153,606,368)		1,148,671,382

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(i)(j)	184,624	184,697,425
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(k)	2,869	2,869,165
		187,566,590

Total Short-Term Investments — 10.9%
(Cost: $187,575,429)		187,566,590

Total Investments Before TBA Sales Commitments — 110.2%
(Cost: $1,897,080,244)		1,891,493,417
Security	Par (000)	Value

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.6)%
Government National Mortgage Association
2.50%, 12/20/51	(450)	$(462,340)
3.00%, 12/20/51	(1,546)	(1,602,888)
Uniform Mortgage-Backed Securities
2.00%, 12/13/51	(3,775)	(3,777,949)
2.50%, 12/13/51	(2,300)	(2,357,859)
3.00%, 12/13/51	(688)	(714,391)
4.00%, 12/13/51	(500)	(532,813)
		(9,448,240)

Total TBA Sales Commitments — (0.6)%
(Proceeds: $(9,401,276))		(9,448,240)

Total Investments, Net of TBA Sales Commitments — 109.6%
(Cost: $1,887,678,968)		1,882,045,177

Other Assets, Less Liabilities — (9.6)%		(165,755,775)

Net Assets — 100.0%		$1,716,289,402

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$174,540,402	$10,190,035	(a)	$—		$(13,332)	$(19,680)	$184,697,425	184,624	$127,366		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,665,370	—		(28,796,205	)(a)	—	—	2,869,165	2,869	26,733	(b)	—
						$(13,332)	$(19,680)	$187,566,590		$154,099		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities.	$—	$4,900,829	$—	$4,900,829
Collaterized Mortgage Obligations	—	20,372,106	—	20,372,106
Corporate Bonds & Notes	—	476,013,698	—	476,013,698
Foreign Government Obligations	—	53,799,040	—	53,799,040
Municipal Debt Obligations	—	169,772	—	169,772
U.S. Government & Agency Obligations	—	1,148,671,382	—	1,148,671,382
Money Market Funds	187,566,590	—	—	187,566,590
	187,566,590	1,703,926,827	—	1,891,493,417
Liabilities
TBA Sales Commitments	—	(9,448,240)	—	(9,448,240)
	$187,566,590	$1,694,478,587	$—	$1,882,045,177

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
LIBOR	London Interbank Offered Rate
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced